(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                19   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       22   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              23   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     30   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    39   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    48   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            49


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class
A shares' 12b-1 fee been reflected, returns prior to September 10,
1992 would have been lower. Effective August 1, 1997, the maximum
3.25% sales charge on Class A shares was increased to 3.75%. If
Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            6.42%    30.87%   91.25%
 CLASS A

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            2.43%    25.96%   84.08%
 CLASS A (INCL. MAX. 3.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE          5.50%    34.65%   99.90%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be
$1,050. You can compare Class A's returns to those of the Lehman
Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc.
The past one year average represents a peer group of 141 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A   6.42%    5.53%    6.70%

ADVISOR INTERMEDIATE MUNICIPAL INCOME -           2.43%    4.72%    6.29%
 CLASS A (INCL. MAX. 3.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL BOND INDEX    6.45%    N/A      N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE         5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134507 S00000000000001
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1987/11/30       9625.00                    10000.00
  1987/12/31       9721.10                    10145.10
  1988/01/31      10069.70                    10506.47
  1988/02/29      10110.78                    10617.52
  1988/03/31       9962.95                    10494.36
  1988/04/30      10013.04                    10574.12
  1988/05/31      10044.72                    10543.56
  1988/06/30      10115.33                    10697.81
  1988/07/31      10167.96                    10767.56
  1988/08/31      10172.83                    10777.03
  1988/09/30      10284.45                    10972.10
  1988/10/31      10406.80                    11165.21
  1988/11/30      10372.94                    11062.93
  1988/12/31      10438.39                    11176.11
  1989/01/31      10544.03                    11407.23
  1989/02/28      10481.06                    11277.07
  1989/03/31      10447.82                    11250.12
  1989/04/30      10595.49                    11517.20
  1989/05/31      10753.71                    11756.41
  1989/06/30      10871.74                    11916.06
  1989/07/31      10980.23                    12078.24
  1989/08/31      10944.66                    11959.99
  1989/09/30      10942.49                    11924.35
  1989/10/31      11030.25                    12070.19
  1989/11/30      11150.93                    12281.42
  1989/12/31      11251.45                    12381.88
  1990/01/31      11214.75                    12323.31
  1990/02/28      11314.33                    12432.99
  1990/03/31      11333.61                    12436.72
  1990/04/30      11217.06                    12346.68
  1990/05/31      11421.57                    12616.21
  1990/06/30      11516.14                    12727.10
  1990/07/31      11655.11                    12914.19
  1990/08/31      11587.35                    12726.68
  1990/09/30      11618.38                    12733.93
  1990/10/31      11748.31                    12964.92
  1990/11/30      11935.75                    13225.65
  1990/12/31      11967.97                    13283.18
  1991/01/31      12101.60                    13461.44
  1991/02/28      12211.78                    13578.56
  1991/03/31      12219.98                    13583.44
  1991/04/30      12330.76                    13764.10
  1991/05/31      12429.55                    13886.47
  1991/06/30      12437.10                    13872.72
  1991/07/31      12561.67                    14041.69
  1991/08/31      12662.05                    14226.62
  1991/09/30      12739.65                    14411.85
  1991/10/31      12876.46                    14541.56
  1991/11/30      12908.91                    14582.13
  1991/12/31      13122.22                    14895.06
  1992/01/31      13213.89                    14929.02
  1992/02/29      13229.05                    14933.80
  1992/03/31      13178.47                    14939.32
  1992/04/30      13270.64                    15072.28
  1992/05/31      13416.20                    15249.68
  1992/06/30      13592.27                    15505.57
  1992/07/31      13885.00                    15970.43
  1992/08/31      13782.34                    15814.72
  1992/09/30      13912.62                    15918.15
  1992/10/31      13813.64                    15761.67
  1992/11/30      14066.04                    16043.96
  1992/12/31      14083.03                    16207.77
  1993/01/31      14243.17                    16396.27
  1993/02/28      14638.62                    16989.32
  1993/03/31      14493.41                    16809.74
  1993/04/30      14595.35                    16979.35
  1993/05/31      14656.77                    17074.78
  1993/06/30      14811.26                    17359.76
  1993/07/31      14828.08                    17382.50
  1993/08/31      15100.90                    17744.40
  1993/09/30      15257.12                    17946.51
  1993/10/31      15271.44                    17981.15
  1993/11/30      15152.40                    17822.73
  1993/12/31      15411.30                    18198.97
  1994/01/31      15554.28                    18406.80
  1994/02/28      15165.90                    17930.07
  1994/03/31      14573.36                    17199.95
  1994/04/30      14702.35                    17345.81
  1994/05/31      14833.94                    17496.20
  1994/06/30      14727.34                    17389.30
  1994/07/31      14932.53                    17708.04
  1994/08/31      14989.00                    17769.31
  1994/09/30      14821.12                    17508.46
  1994/10/31      14595.76                    17197.51
  1994/11/30      14276.82                    16886.58
  1994/12/31      14535.25                    17258.25
  1995/01/31      14901.02                    17751.49
  1995/02/28      15279.14                    18267.70
  1995/03/31      15446.27                    18477.60
  1995/04/30      15441.84                    18499.40
  1995/05/31      15794.52                    19089.72
  1995/06/30      15709.66                    18923.64
  1995/07/31      15811.92                    19103.04
  1995/08/31      16025.65                    19345.26
  1995/09/30      16128.02                    19467.72
  1995/10/31      16300.05                    19750.78
  1995/11/30      16487.87                    20078.44
  1995/12/31      16598.68                    20271.40
  1996/01/31      16709.43                    20424.45
  1996/02/29      16654.84                    20286.58
  1996/03/31      16490.94                    20027.32
  1996/04/30      16438.28                    19970.64
  1996/05/31      16436.51                    19962.65
  1996/06/30      16563.37                    20180.05
  1996/07/31      16692.61                    20363.68
  1996/08/31      16691.42                    20358.80
  1996/09/30      16838.01                    20643.82
  1996/10/31      17002.75                    20877.30
  1996/11/30      17297.63                    21259.36
  1996/12/31      17232.36                    21170.07
  1997/01/31      17282.09                    21210.08
  1997/02/28      17426.34                    21404.79
  1997/03/31      17221.82                    21119.46
  1997/04/30      17352.72                    21296.23
  1997/05/31      17537.06                    21616.53
  1997/06/30      17720.34                    21846.74
  1997/07/31      18161.76                    22451.90
  1997/08/31      18005.38                    22241.52
  1997/09/30      18207.55                    22505.53
  1997/10/31      18309.39                    22650.24
  1997/11/28      18407.97                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134512 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on November 30, 1987, and the current maximum 3.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $18,408 - an 84.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                              1997    1996    1995     1994     1993

DIVIDEND RETURN               4.58%   4.58%   5.06%    4.18%    5.13%

CAPITAL APPRECIATION RETURN   1.84%   0.29%   10.43%   -9.96%   2.59%

TOTAL RETURN                  6.42%   4.87%   15.49%   -5.78%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD


PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.70(CENTS)   22.90(CENTS)   45.94(CENTS)

ANNUALIZED DIVIDEND RATE                 4.26%         4.35%          4.42%

30-DAY ANNUALIZED YIELD                  3.68%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.75%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.51 over the past six months and $10.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 3.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.61% and 5.64%, respectively.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            6.21%    30.58%   90.83%
 CLASS T

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            3.29%    26.99%   85.58%
 CLASS T (INCL. MAX. 2.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE          5.50%    34.65%   99.90%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 141 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     6.21%    5.48%    6.68%
 CLASS T

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     3.29%    4.89%    6.38%
 CLASS T (INCL. MAX. 2.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL         6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE   5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you
what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134601 S00000000000001
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1987/11/30       9725.00                    10000.00
  1987/12/31       9822.10                    10145.10
  1988/01/31      10174.32                    10506.47
  1988/02/29      10215.82                    10617.52
  1988/03/31      10066.46                    10494.36
  1988/04/30      10117.07                    10574.12
  1988/05/31      10149.08                    10543.56
  1988/06/30      10220.42                    10697.81
  1988/07/31      10273.60                    10767.56
  1988/08/31      10278.52                    10777.03
  1988/09/30      10391.30                    10972.10
  1988/10/31      10514.92                    11165.21
  1988/11/30      10480.71                    11062.93
  1988/12/31      10546.84                    11176.11
  1989/01/31      10653.58                    11407.23
  1989/02/28      10589.96                    11277.07
  1989/03/31      10556.37                    11250.12
  1989/04/30      10705.57                    11517.20
  1989/05/31      10865.44                    11756.41
  1989/06/30      10984.69                    11916.06
  1989/07/31      11094.31                    12078.24
  1989/08/31      11058.37                    11959.99
  1989/09/30      11056.18                    11924.35
  1989/10/31      11144.85                    12070.19
  1989/11/30      11266.79                    12281.42
  1989/12/31      11368.35                    12381.88
  1990/01/31      11331.26                    12323.31
  1990/02/28      11431.89                    12432.99
  1990/03/31      11451.36                    12436.72
  1990/04/30      11333.60                    12346.68
  1990/05/31      11540.24                    12616.21
  1990/06/30      11635.78                    12727.10
  1990/07/31      11776.20                    12914.19
  1990/08/31      11707.73                    12726.68
  1990/09/30      11739.09                    12733.93
  1990/10/31      11870.37                    12964.92
  1990/11/30      12059.76                    13225.65
  1990/12/31      12092.31                    13283.18
  1991/01/31      12227.33                    13461.44
  1991/02/28      12338.66                    13578.56
  1991/03/31      12346.95                    13583.44
  1991/04/30      12458.87                    13764.10
  1991/05/31      12558.68                    13886.47
  1991/06/30      12566.31                    13872.72
  1991/07/31      12692.18                    14041.69
  1991/08/31      12793.60                    14226.62
  1991/09/30      12872.01                    14411.85
  1991/10/31      13010.24                    14541.56
  1991/11/30      13043.03                    14582.13
  1991/12/31      13258.56                    14895.06
  1992/01/31      13351.18                    14929.02
  1992/02/29      13366.49                    14933.80
  1992/03/31      13315.38                    14939.32
  1992/04/30      13408.52                    15072.28
  1992/05/31      13555.59                    15249.68
  1992/06/30      13733.49                    15505.57
  1992/07/31      14029.26                    15970.43
  1992/08/31      13925.53                    15814.72
  1992/09/30      14057.17                    15918.15
  1992/10/31      13957.16                    15761.67
  1992/11/30      14212.18                    16043.96
  1992/12/31      14229.35                    16207.77
  1993/01/31      14391.15                    16396.27
  1993/02/28      14790.71                    16989.32
  1993/03/31      14643.99                    16809.74
  1993/04/30      14746.99                    16979.35
  1993/05/31      14809.05                    17074.78
  1993/06/30      14965.14                    17359.76
  1993/07/31      14982.14                    17382.50
  1993/08/31      15257.79                    17744.40
  1993/09/30      15415.64                    17946.51
  1993/10/31      15430.11                    17981.15
  1993/11/30      15309.83                    17822.73
  1993/12/31      15571.42                    18198.97
  1994/01/31      15715.89                    18406.80
  1994/02/28      15323.47                    17930.07
  1994/03/31      14724.77                    17199.95
  1994/04/30      14855.10                    17345.81
  1994/05/31      14988.06                    17496.20
  1994/06/30      14880.35                    17389.30
  1994/07/31      15087.68                    17708.04
  1994/08/31      15144.72                    17769.31
  1994/09/30      14975.11                    17508.46
  1994/10/31      14747.40                    17197.51
  1994/11/30      14425.15                    16886.58
  1994/12/31      14686.26                    17258.25
  1995/01/31      15055.84                    17751.49
  1995/02/28      15437.88                    18267.70
  1995/03/31      15606.75                    18477.60
  1995/04/30      15602.28                    18499.40
  1995/05/31      15958.62                    19089.72
  1995/06/30      15872.88                    18923.64
  1995/07/31      15976.20                    19103.04
  1995/08/31      16192.15                    19345.26
  1995/09/30      16295.59                    19467.72
  1995/10/31      16469.40                    19750.78
  1995/11/30      16659.18                    20078.44
  1995/12/31      16771.13                    20271.40
  1996/01/31      16883.03                    20424.45
  1996/02/29      16827.88                    20286.58
  1996/03/31      16662.27                    20027.32
  1996/04/30      16609.07                    19970.64
  1996/05/31      16607.28                    19962.65
  1996/06/30      16735.46                    20180.05
  1996/07/31      16866.04                    20363.68
  1996/08/31      16864.84                    20358.80
  1996/09/30      17011.73                    20643.82
  1996/10/31      17193.39                    20877.30
  1996/11/30      17473.12                    21259.36
  1996/12/31      17423.26                    21170.07
  1997/01/31      17455.10                    21210.08
  1997/02/28      17598.27                    21404.79
  1997/03/31      17390.13                    21119.46
  1997/04/30      17520.88                    21296.23
  1997/05/31      17722.60                    21616.53
  1997/06/30      17888.98                    21846.74
  1997/07/31      18333.03                    22451.90
  1997/08/31      18173.54                    22241.52
  1997/09/30      18376.16                    22505.53
  1997/10/31      18459.95                    22650.24
  1997/11/28      18558.01                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134603 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on November 30, 1987, and the current maximum 2.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $18,558 - an 85.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

      1997   1996   1995   1994   1993

DIVIDEND RETURN               4.47%   4.60%   5.06%    4.18%    5.13%

CAPITAL APPRECIATION RETURN   1.74%   0.29%   10.43%   -9.96%   2.59%

TOTAL RETURN                  6.21%   4.89%   15.49%   -5.78%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.61(CENTS)   22.37(CENTS)   44.87(CENTS)

ANNUALIZED DIVIDEND RATE                 4.16%         4.25%          4.31%

30-DAY ANNUALIZED YIELD                  3.63%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.67%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.51 over the past six months and $10.41 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.59% and 5.61%, respectively.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                           PAST 1   PAST 5   PAST 10
                                                          YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -                   5.54%    27.42%   86.22%
 CLASS B

ADVISOR INTERMEDIATE MUNICIPAL INCOME -                   2.54%    27.42%   86.22%
 CLASS B (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                       6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE                 5.50%    34.65%   99.90%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5%
return over the past year, the value of your investment would be
$1,050. You can compare Class B's returns to those of the Lehman
Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc.
The past one year average represents a peer group of 141 mutual funds.
These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -             5.54%    4.97%    6.41%
 CLASS B

ADVISOR INTERMEDIATE MUNICIPAL INCOME -             2.54%    4.97%    6.41%
 CLASS B (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                 6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE           5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class Bs' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134538 S00000000000001
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.85                    10145.10
  1988/01/31      10462.03                    10506.47
  1988/02/29      10504.70                    10617.52
  1988/03/31      10351.12                    10494.36
  1988/04/30      10403.16                    10574.12
  1988/05/31      10436.07                    10543.56
  1988/06/30      10509.43                    10697.81
  1988/07/31      10564.11                    10767.56
  1988/08/31      10569.17                    10777.03
  1988/09/30      10685.14                    10972.10
  1988/10/31      10812.26                    11165.21
  1988/11/30      10777.08                    11062.93
  1988/12/31      10845.08                    11176.11
  1989/01/31      10954.84                    11407.23
  1989/02/28      10889.41                    11277.07
  1989/03/31      10854.88                    11250.12
  1989/04/30      11008.30                    11517.20
  1989/05/31      11172.69                    11756.41
  1989/06/30      11295.31                    11916.06
  1989/07/31      11408.03                    12078.24
  1989/08/31      11371.08                    11959.99
  1989/09/30      11368.82                    11924.35
  1989/10/31      11460.00                    12070.19
  1989/11/30      11585.39                    12281.42
  1989/12/31      11689.82                    12381.88
  1990/01/31      11651.69                    12323.31
  1990/02/28      11755.15                    12432.99
  1990/03/31      11775.18                    12436.72
  1990/04/30      11654.09                    12346.68
  1990/05/31      11866.57                    12616.21
  1990/06/30      11964.82                    12727.10
  1990/07/31      12109.21                    12914.19
  1990/08/31      12038.80                    12726.68
  1990/09/30      12071.04                    12733.93
  1990/10/31      12206.04                    12964.92
  1990/11/30      12400.78                    13225.65
  1990/12/31      12434.25                    13283.18
  1991/01/31      12573.09                    13461.44
  1991/02/28      12687.57                    13578.56
  1991/03/31      12696.09                    13583.44
  1991/04/30      12811.18                    13764.10
  1991/05/31      12913.81                    13886.47
  1991/06/30      12921.66                    13872.72
  1991/07/31      13051.09                    14041.69
  1991/08/31      13155.37                    14226.62
  1991/09/30      13236.00                    14411.85
  1991/10/31      13378.14                    14541.56
  1991/11/30      13411.86                    14582.13
  1991/12/31      13633.48                    14895.06
  1992/01/31      13728.72                    14929.02
  1992/02/29      13744.47                    14933.80
  1992/03/31      13691.91                    14939.32
  1992/04/30      13787.68                    15072.28
  1992/05/31      13938.91                    15249.68
  1992/06/30      14121.84                    15505.57
  1992/07/31      14425.97                    15970.43
  1992/08/31      14319.31                    15814.72
  1992/09/30      14454.67                    15918.15
  1992/10/31      14351.83                    15761.67
  1992/11/30      14614.07                    16043.96
  1992/12/31      14631.72                    16207.77
  1993/01/31      14798.10                    16396.27
  1993/02/28      15208.95                    16989.32
  1993/03/31      15058.09                    16809.74
  1993/04/30      15164.00                    16979.35
  1993/05/31      15227.82                    17074.78
  1993/06/30      15388.32                    17359.76
  1993/07/31      15405.80                    17382.50
  1993/08/31      15689.25                    17744.40
  1993/09/30      15851.56                    17946.51
  1993/10/31      15866.44                    17981.15
  1993/11/30      15742.75                    17822.73
  1993/12/31      16011.74                    18198.97
  1994/01/31      16160.29                    18406.80
  1994/02/28      15756.78                    17930.07
  1994/03/31      15141.16                    17199.95
  1994/04/30      15275.17                    17345.81
  1994/05/31      15411.89                    17496.20
  1994/06/30      15301.13                    17389.30
  1994/07/31      15499.06                    17708.04
  1994/08/31      15543.99                    17769.31
  1994/09/30      15343.58                    17508.46
  1994/10/31      15115.48                    17197.51
  1994/11/30      14774.88                    16886.58
  1994/12/31      15032.60                    17258.25
  1995/01/31      15399.54                    17751.49
  1995/02/28      15780.97                    18267.70
  1995/03/31      15943.34                    18477.60
  1995/04/30      15928.50                    18499.40
  1995/05/31      16281.69                    19089.72
  1995/06/30      16183.82                    18923.64
  1995/07/31      16294.57                    19103.04
  1995/08/31      16488.23                    19345.26
  1995/09/30      16583.84                    19467.72
  1995/10/31      16750.21                    19750.78
  1995/11/30      16931.92                    20078.44
  1995/12/31      17019.31                    20271.40
  1996/01/31      17140.81                    20424.45
  1996/02/29      17075.72                    20286.58
  1996/03/31      16882.14                    20027.32
  1996/04/30      16836.05                    19970.64
  1996/05/31      16808.53                    19962.65
  1996/06/30      16946.04                    20180.05
  1996/07/31      17068.68                    20363.68
  1996/08/31      17057.63                    20358.80
  1996/09/30      17197.08                    20643.82
  1996/10/31      17354.41                    20877.30
  1996/11/30      17644.64                    21259.36
  1996/12/31      17568.44                    21170.07
  1997/01/31      17608.80                    21210.08
  1997/02/28      17744.56                    21404.79
  1997/03/31      17525.01                    21119.46
  1997/04/30      17647.43                    21296.23
  1997/05/31      17823.61                    21616.53
  1997/06/30      17998.76                    21846.74
  1997/07/31      18418.15                    22451.90
  1997/08/31      18265.14                    22241.52
  1997/09/30      18458.99                    22505.53
  1997/10/31      18532.98                    22650.24
  1997/11/28      18621.50                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134542 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $18,622 - an 86.22% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

      1997   1996   1995   1994   1993

DIVIDEND RETURN               3.80%   3.92%   4.17%    3.81%    5.13%

CAPITAL APPRECIATION RETURN   1.74%   0.29%   10.43%   -9.96%   2.59%

TOTAL RETURN                  5.54%   4.21%   14.60%   -6.15%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.05(CENTS)   18.95(CENTS)   38.21(CENTS)

ANNUALIZED DIVIDEND RATE                 3.51%         3.60%          3.67%

30-DAY ANNUALIZED YIELD                  3.08%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   4.81%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.51 over the past six months and $10.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C's contingent deferred sales charges included in the past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                           PAST 1   PAST 5   PAST 10
                                                          YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -                   5.54%    27.44%   86.26%
 CLASS C

ADVISOR INTERMEDIATE MUNICIPAL INCOME -                   4.54%    27.44%   86.26%
 CLASS C (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                       6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE                 5.50%    34.65%   99.90%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5%
return over the past year, the value of your investment would be
$1,050. You can compare Class C's returns to those of the Lehman
Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class C's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc.
The past one year average represents a peer group of 141 mutual funds.
These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -             5.54%    4.97%    6.42%
 CLASS C

ADVISOR INTERMEDIATE MUNICIPAL INCOME -             4.54%    4.97%    6.42%
 CLASS C (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                 6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE           5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class Cs' cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19980120 080947 S00000000000001
             FA Int Muni Inc -CL C       LB Municipal Bond
             00525                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.85                    10145.10
  1988/01/31      10462.03                    10506.47
  1988/02/29      10504.70                    10617.52
  1988/03/31      10351.12                    10494.36
  1988/04/30      10403.15                    10574.12
  1988/05/31      10436.07                    10543.56
  1988/06/30      10509.44                    10697.81
  1988/07/31      10564.11                    10767.56
  1988/08/31      10569.18                    10777.03
  1988/09/30      10685.14                    10972.10
  1988/10/31      10812.25                    11165.21
  1988/11/30      10777.08                    11062.93
  1988/12/31      10845.08                    11176.11
  1989/01/31      10954.84                    11407.23
  1989/02/28      10889.41                    11277.07
  1989/03/31      10854.87                    11250.12
  1989/04/30      11008.29                    11517.20
  1989/05/31      11172.69                    11756.41
  1989/06/30      11295.30                    11916.06
  1989/07/31      11408.03                    12078.24
  1989/08/31      11371.08                    11959.99
  1989/09/30      11368.82                    11924.35
  1989/10/31      11459.99                    12070.19
  1989/11/30      11585.38                    12281.42
  1989/12/31      11689.81                    12381.88
  1990/01/31      11651.68                    12323.31
  1990/02/28      11755.14                    12432.99
  1990/03/31      11775.18                    12436.72
  1990/04/30      11654.09                    12346.68
  1990/05/31      11866.57                    12616.21
  1990/06/30      11964.82                    12727.10
  1990/07/31      12109.21                    12914.19
  1990/08/31      12038.80                    12726.68
  1990/09/30      12071.05                    12733.93
  1990/10/31      12206.03                    12964.92
  1990/11/30      12400.78                    13225.65
  1990/12/31      12434.25                    13283.18
  1991/01/31      12573.10                    13461.44
  1991/02/28      12687.56                    13578.56
  1991/03/31      12696.09                    13583.44
  1991/04/30      12811.18                    13764.10
  1991/05/31      12913.81                    13886.47
  1991/06/30      12921.65                    13872.72
  1991/07/31      13051.08                    14041.69
  1991/08/31      13155.36                    14226.62
  1991/09/30      13236.00                    14411.85
  1991/10/31      13378.14                    14541.56
  1991/11/30      13411.86                    14582.13
  1991/12/31      13633.48                    14895.06
  1992/01/31      13728.85                    14929.02
  1992/02/29      13744.78                    14933.80
  1992/03/31      13692.20                    14939.32
  1992/04/30      13787.98                    15072.28
  1992/05/31      13939.55                    15249.68
  1992/06/30      14122.76                    15505.57
  1992/07/31      14427.61                    15970.43
  1992/08/31      14320.80                    15814.72
  1992/09/30      14456.56                    15918.15
  1992/10/31      14353.38                    15761.67
  1992/11/30      14616.02                    16043.96
  1992/12/31      14630.62                    16207.77
  1993/01/31      14797.45                    16396.27
  1993/02/28      15209.20                    16989.32
  1993/03/31      15057.95                    16809.74
  1993/04/30      15163.95                    16979.35
  1993/05/31      15227.88                    17074.78
  1993/06/30      15388.84                    17359.76
  1993/07/31      15406.26                    17382.50
  1993/08/31      15690.23                    17744.40
  1993/09/30      15852.66                    17946.51
  1993/10/31      15867.31                    17981.15
  1993/11/30      15743.39                    17822.73
  1993/12/31      16012.63                    18198.97
  1994/01/31      16161.62                    18406.80
  1994/02/28      15757.41                    17930.07
  1994/03/31      15140.64                    17199.95
  1994/04/30      15274.99                    17345.81
  1994/05/31      15412.28                    17496.20
  1994/06/30      15300.68                    17389.30
  1994/07/31      15498.95                    17708.04
  1994/08/31      15544.10                    17769.31
  1994/09/30      15343.45                    17508.46
  1994/10/31      15114.81                    17197.51
  1994/11/30      14774.31                    16886.58
  1994/12/31      15032.26                    17258.25
  1995/01/31      15399.89                    17751.49
  1995/02/28      15781.80                    18267.70
  1995/03/31      15944.43                    18477.60
  1995/04/30      15929.24                    18499.40
  1995/05/31      16282.95                    19089.72
  1995/06/30      16184.74                    18923.64
  1995/07/31      16295.53                    19103.04
  1995/08/31      16489.87                    19345.26
  1995/09/30      16585.52                    19467.72
  1995/10/31      16752.07                    19750.78
  1995/11/30      16934.20                    20078.44
  1995/12/31      17021.82                    20271.40
  1996/01/31      17143.75                    20424.45
  1996/02/29      17078.42                    20286.58
  1996/03/31      16884.73                    20027.32
  1996/04/30      16838.74                    19970.64
  1996/05/31      16811.13                    19962.65
  1996/06/30      16949.15                    20180.05
  1996/07/31      17072.29                    20363.68
  1996/08/31      17060.78                    20358.80
  1996/09/30      17200.51                    20643.82
  1996/10/31      17358.13                    20877.30
  1996/11/30      17648.91                    21259.36
  1996/12/31      17572.75                    21170.07
  1997/01/31      17613.38                    21210.08
  1997/02/28      17749.16                    21404.79
  1997/03/31      17529.19                    21119.46
  1997/04/30      17652.00                    21296.23
  1997/05/31      17828.49                    21616.53
  1997/06/30      18003.73                    21846.74
  1997/07/31      18423.76                    22451.90
  1997/08/31      18270.66                    22241.52
  1997/09/30      18464.83                    22505.53
  1997/10/31      18539.06                    22650.24
  1997/11/28      18626.33                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19980120 080949 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class C on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $18,626 - a 86.26% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

      1997   1996   1995   1994   1993

DIVIDEND RETURN               3.79%   3.92%   4.17%    3.81%    5.13%

CAPITAL APPRECIATION RETURN   1.75%   0.29%   10.43%   -9.96%   2.59%

TOTAL RETURN                  5.54%   4.21%   14.60%   -6.15%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1997          LIFE OF
                                         CLASS

DIVIDENDS PER SHARE                      2.67(CENTS)

ANNUALIZED DIVIDEND RATE                 3.42%

30-DAY ANNUALIZED YIELD                  -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   -

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $10.56 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class C has a longer, more stable, operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with David Murphy, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.42%, 6.21%, 5.54%, and 5.54%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 5.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index returned 6.45% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY?
A. In terms of the way the fund's investments were allocated among bonds with various maturities, I focused on bonds with maturities between five and 12 years. I did that because the municipal yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was flatter beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Another key strategy was that I kept the fund's duration, which measures its sensitivity to changing interest rates, neutral relative to the Lehman Brothers 1-17 Year Municipal Bond Index. By doing so, the fund avoids getting whipsawed by becoming bullish or bearish about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. The fund's holdings in bonds issued in the state of New York were winners. The state's finances improved, driven in part by the strength of the securities industry, an important contributor to New York's tax revenues. In recognition of this improvement, Standard & Poor's - one of the municipal bond credit rating agencies - upgraded the credit rating of some of the state's agencies, which was a positive development for the prices of the fund's agency holdings. Likewise, general obligation bonds issued by New York City also performed well as the city's economy continued to expand. Additionally, bonds issued by the Massachusetts Industrial Finance Agency on behalf of Massachusetts Biomedical Research Corp. rose in value because more investors became better-informed about its positive financial performance.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The return from one of the fund's student loan bonds was disappointing when prepayments - which rise as borrowers pay back their loans early - came in a little bit higher than expected. However, I continued to maintain a fairly heavy weighting in these bonds because they generally offer attractive yields. With input from Fidelity's research team, I try to pick student loan bonds that I think will be prepaid more slowly.
Q. DURING THE PAST YEAR, THERE WAS AN INCREASE IN THE FUND'S ELECTRIC UTILITY REVENUE POSITION. GIVEN THAT THE ELECTRIC INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. The electric utility industry is in the early stages of a transformation from an environment where electric providers enjoy monopolistic strongholds on a given service area to one where competition will reign. With that in mind, I have focused on two types of electric utilities: those that are well-prepared to deal with increased competition; or those that I believe can meet competitive challenges down the road but have been severely and unduly penalized by the market today because of uncertainty surrounding future deregulation.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. During the past several years, the amount of outstanding municipal bonds has shrunk considerably. In the first half of 1997, the low supply helped the municipal market outperform the taxable bond market. I expect supply will increase next year. The question is, will there be enough demand to digest that supply? In my view, that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income alternatives and especially to equity investments. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DAVID MURPHY ON MUNICIPAL
BOND SUPPLY:
"THE SUPPLY OF MUNICIPAL BONDS IS AN
IMPORTANT FACTOR IN THEIR
PERFORMANCE. DURING THE PAST SIX
MONTHS, INTEREST RATES HAVE DECLINED
FAIRLY SIGNIFICANTLY. FALLING INTEREST
RATES PROMPTED MUNICIPAL BOND
ISSUERS TO REFUND, OR REFINANCE,
THEIR OLDER DEBT AT CURRENT LOW
INTEREST RATES, MUCH IN THE SAME
FASHION THAT HOMEOWNERS REFINANCE
THEIR MORTGAGES WHEN THEY SEE AN
OPPORTUNITY TO LOWER THEIR INTEREST
COSTS. AS A RESULT OF A RECENT INCREASE
IN THE SUPPLY OF MUNICIPAL BONDS,
THEIR PRICES TENDED TO LAG U.S.
TREASURIES DURING THE FINAL MONTHS
OF THE PERIOD. IF INTEREST RATES STAY AT
CURRENT LOW LEVELS, OR FALL FURTHER, I
THINK THAT THE SUPPLY OF ISSUED
MUNICIPAL BONDS WILL CONTINUE TO
EXPAND, PERHAPS DRAMATICALLY. THIS
WOULD, IN MY OPINION, LEAD TO FURTHER
UNDERPERFORMANCE RELATIVE TO U.S.
TREASURIES. BUT IF THERE IS A
SIGNIFICANT DECLINE IN THE U.S. STOCK
MARKET, MORE INVESTMENT DOLLARS
COULD BE RE-ALLOCATED TO MUNICIPAL
BONDS."

NOTE TO SHAREHOLDERS: EFFECTIVE
JANUARY 31, 1998, NORM LIND WILL
BECOME PORTFOLIO MANAGER OF THE
FUND. HE JOINED FIDELITY IN 1986.
FUND FACTS
GOAL: TO SEEK THE HIGHEST LEVEL
OF INCOME EXEMPT FROM FEDERAL
INCOME TAXES THAT CAN BE
OBTAINED CONSISTENT WITH THE
PRESERVATION OF CAPITAL
START DATE: SEPTEMBER 19, 1985
SIZE: AS OF NOVEMBER 30,
1997, MORE THAN $63 MILLION
MANAGER: DAVID MURPHY,
SINCE 1995; JOINED FIDELITY
IN 1989
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    IN THESE STATES
                               6 MONTHS AGO

CALIFORNIA      15.9           18.5

NEW YORK        11.1           12.4

MASSACHUSETTS   7.6            7.3

TEXAS           6.7            6.1

NEW MEXICO      5.7            5.5

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   28.9           29.8

EDUCATION            20.3           19.9

ELECTRIC REVENUE     16.7           13.7

HEALTH CARE          6.9            7.8

TRANSPORTATION       6.2            5.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   7.6   7.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   5.6   5.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 44.3%
AA, A 35.5%
BAA 16.2%
SHORT-TERM
INVESTMENTS 4.0%
AAA 38.8%
AA, A 39.1%
BAA 17.2%
SHORT-TERM
INVESTMENTS 4.9%
ROW: 1, COL: 1, VALUE: 4.0
ROW: 1, COL: 2, VALUE: 16.2
ROW: 1, COL: 3, VALUE: 35.5
ROW: 1, COL: 4, VALUE: 44.3
ROW: 1, COL: 1, VALUE: 4.9
ROW: 1, COL: 2, VALUE: 17.2
ROW: 1, COL: 3, VALUE: 39.1
ROW: 1, COL: 4, VALUE: 38.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 96.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 3.8%
North Slope Borough Gen. Oblig. (Cap. Appreciation)
Series B, 0% 1/1/03 (MBIA Insured)   $ 3,000,000 $ 2,381,250  662523RR
ARKANSAS - 1.3%
Arkansas College Savings Gen. Oblig. (Cap. Appreciation)
Series A, 0% 6/1/02    1,000,000  820,000  041039QG
CALIFORNIA - 15.9%
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16 (Connie Lee Insured)    225,000  225,563  130174J2
California Gen. Oblig.
6.25% 10/1/19    400,000  435,500  130627BB
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured) (e)    1,000,000  1,045,000  13033EYM
California Poll. Cont. Fing. Auth. Resource Recovery
Rev. (Waste Management, Inc.)
Series A, 7.15% 2/1/11 (e)    500,000  544,375  130535BD
California Pub. Wks. Board Lease Rev. Rfdg.:
(Dept. of Corrections State Prison, Monterey County
 Soledad II) Series D, 5.375% 11/1/14    500,000  506,250  13068G4K
 (Various California State Univ. Projs.)
 Series A, 5.50% 6/1/10    1,000,000  1,056,250  13068GRE
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A,
4.45% 8/1/01 (MBIA Insured)    1,000,000  1,011,250  130574AA
Long Beach Hbr. Rev. Rfdg. Series A, 5.50% 5/15/07
(FGIC Insured) (e)(g)    250,000  262,188  542424FJ
Los Angeles Unified School Dist. Series A, 6% 7/1/11
(FGIC Insured)    250,000  277,813  544644BA
Los Angeles County Ctfs. of Prtn. (Disney Parking Proj.)
(Cap. Appreciation) 0% 9/1/04    970,000  695,975  5446633R
Sacramento Muni. Util. Dist. Elec. Rev. 1.76% 11/15/08
(FGIC Insured) (a)    1,000,000  1,023,750  7860042C
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02    1,000,000  1,057,500  78605NAE
 6.50% 7/1/08    300,000  331,125  78605NAL
San Bernadino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.) 5.25% 8/1/04    500,000  512,500  796815NW
West Covina Ctfs. of Prtn. (Queen of The Valley Hosp.)
6.50% 8/15/09    1,000,000  1,086,250  952358BQ
  10,071,289
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
COLORADO - 1.7%
Arapaho County Cap. Impt. Tr. Fed. Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.863) (f)   $ 3,620,000 $ 524,900
03866ECC
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04    500,000  530,625  1964732L
  1,055,525
DISTRICT OF COLUMBIA - 2.5%
District of Columbia Gen. Oblig. Rfdg. Series B-1,
5.40% 6/1/06 (AMBAC Insured)    1,000,000  1,043,750  254760ZF
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena)
5.40% 11/1/00    500,000  509,375  254838AE
  1,553,125
FLORIDA - 2.6%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.) 7.95% 12/1/08   500,000  543,750
115064AE
Dade County Wtr. & Swr. Sys. Rev. 6.25%
10/1/10 (FGIC Insured)    500,000  573,750  233620DJ
Jacksonville Port Auth. Rev. Rfdg. (Port Facs.)
5.75% 11/1/09 (MBIA Insured) (e)    500,000  538,750  469466DS
  1,656,250
GEORGIA - 2.7%
Georgia Gen. Oblig. Rfdg. Series A, 6.25% 3/1/06   1,000,000
1,118,750  373382QE
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg.
(Oglethorpe Pwr. Scherer Corp.)
Series A, 6.60% 1/1/07    500,000  566,875  610530BX
  1,685,625
HAWAII - 0.4%
Honolulu Hawaii City and County Rfdg.
Series C, 5.50% 11/1/04 (FGIC Insured)    250,000  264,688  438669YX
ILLINOIS - 4.0%
Chicago Midway Arpt. Rev. Series B,
6% 1/1/09 (MBIA Insured) (e)    300,000  321,750  167562BU
Illinois Health Facs. Auth. Rev. Rfdg.
(Felician Health Care, Inc.) Series A,
6.85% 1/1/00 (AMBAC Insured)    1,000,000  1,050,000  45201HZC
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.) (Cap. Appreciation):
 Series A, 0% 6/15/09 (FGIC Insured)    500,000  281,875  592247CQ
  0% 6/15/00 (AMBAC Insured)    1,000,000  895,000  592247BU
  2,548,625
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
IOWA - 1.7%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.35% 3/1/01   $ 1,000,000 $ 1,052,500  462590BT
LOUISIANA - 1.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg. (Student Loan)
Sr. Series A-1, 6.20% 3/1/01    830,000  870,463  54640AJY
MASSACHUSETTS - 7.6%
Boston Rev. (Boston City Hosp.) Series A,
7.625% 2/15/21 (FHA Guaranteed)
(Pre-Refunded to 8/15/00 @ 102) (f)    250,000  276,563  101026AP
Massachusetts Gen. Oblig. Rfdg.
Series A, 5.50% 2/1/11    250,000  255,932  5758234S
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/15/02
(MBIA Insured) LOC Bank Boston, N.A.    400,000  400,000  57585JRR
Massachusetts Ind. Fin. Agcy. Rev. (Cap. Appreciation)
(Massachusetts Biomedical Research)
Series A-1, 0% 8/1/02    1,600,000  1,292,000  575914DY
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)    600,000  610,962  57604EAA
New England Ed. Loan Marketing Corp. Student Loan
Rev. Rfdg. Series B, 5.40% 6/1/00    1,950,000  1,998,750  643898BG
  4,834,207
MINNESOTA - 2.1%
Minnesota Gen. Oblig. 6% 5/1/06    1,000,000  1,103,750  604128XY
Minnesota Higher Ed. Facs. Auth. Rev.
(Macalester College) Series 4-C,
5.50% 3/1/12    200,000  206,750  604151UN
  1,310,500
NEW JERSEY - 1.8%
New Jersey Econ. Dev. Auth. Market Transition Facs.
Rev. (Sr. Lien) Series A, 7% 7/1/04 (MBIA Insured)   1,000,000
1,142,500  645910AH
NEW MEXICO - 5.7%
Albuquerque Arpt. Rev. Rfdg. 6.75% 7/1/09
(AMBAC Insured) (e)    450,000  519,750  013538EU
New Mexico Edl. Assistance Foundation Student Loan
Rev. Sr. Series IV-A2, 6.65% 3/1/07    2,300,000  2,501,250  647111DH
Rio Rancho Wtr. & Wastewtr. Sys. Rev.
Series A, 8% 5/15/04 (FSA Insured)    500,000  596,875  767175AH
  3,617,875
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - 11.1%
Metropolitan Trans. Auth. Svc. Contract Rfdg. (Transit Facs.)
Series 5, 6.90% 7/1/05   $ 1,000,000 $ 1,092,500  592597WF
New York City Gen. Oblig. Series G, 5.40% 2/1/01   2,000,000
2,060,000  649664HN
New York City Muni. Assistance Corp. Rfdg.
Series E, 6% 7/1/04    500,000  543,125  626190G5
New York State Dorm. Auth. Rev.
(City Univ. Sys. Consolidated):
 Series A, 5.75% 7/1/13    500,000  526,250  649834HV
  Series C, 7.50% 7/1/10    500,000  606,250  649832DG
 (State Univ. Edl. Facs.)
 Series A, 6.50% 5/15/04    500,000  553,750  649835LU
New York State Local Gov't. Assistance Corp.
(Cap. Appreciation) Series A, 0% 4/1/08    1,000,000  601,250
649876AW
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series A, 5.80% 4/1/09    500,000  530,625  650013AQ
New York State Urban Dev. Corp. Rev.
Series A, 5.50% 4/1/10 (MBIA Insured)    500,000  520,625  650034AX
  7,034,375
NORTH CAROLINA - 3.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Rfdg.:
 Series B, 6% 1/1/06    1,000,000  1,067,500  658196NS
   Series C, 5.50% 1/1/07    200,000  206,000  658196TB
  Series A, 5.625% 1/1/03    500,000  518,750  658196NM
North Carolina Muni. Pwr. Agcy. Rfdg..
(Catawba Elec.) 5.90% 1/1/03    250,000  263,125  658203QC
  2,055,375
OHIO - 1.2%
Ohio Bldg. Auth. State Facs. (Adult Correctional)
Series A, 5.95% 10/1/14 (MBIA Insured)    500,000  522,500  67755AJY
Ohio Tpk. Commission Tpk. Rev. Series A, 5.60%
2/15/12 (MBIA Insured)    250,000  259,063  67760HBP
  781,563
PENNSYLVANIA - 3.9%
Pennsylvania Higher Edl. Facs. Auth. College & Univ.
Rev. Rfdg. (RIDC Reg'l. Growth - Carnegie Mellon
Univ. Proj.) 6% 11/1/04    1,270,000  1,395,413  709171H4
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Residential Dev.)
Series A, 7% 7/1/01    1,000,000  1,077,500  708791ZL
  2,472,913
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
RHODE ISLAND - 1.7%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.55% 12/1/00   $ 1,000,000 $ 1,066,250  762315AQ
SOUTH CAROLINA - 3.7%
South Carolina Ed. Assistance Auth. Rev. Rfdg.
(Guaranteed Student Loan):
 Series A-2, 5.40% 9/1/02    1,250,000  1,306,250  837114FC
  Series B, 5.70% 9/1/05 (e)    1,000,000  1,050,000  837114FR
  2,356,250
TENNESSEE - 0.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A, 6% 2/15/07 (MBIA Insured) (e)    265,000  288,519  586111EH
TEXAS - 6.7%
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/11
(PSF Guaranteed)    1,000,000  496,250  4478163B
Irving Texas Independent School Dist. (Cap. Appreciation)
0% 2/15/00 (PSF Guaranteed) (g)    250,000  227,813  46799QAC
North East Independent School Dist. Rfdg.
(Cap. Appreciation) Series D, 0% 2/1/00    2,065,000  1,886,894
659154YL
Port Arthur Hsg. Fin. Corp. Single Family Mtg.
Rev. Rfdg. 8.70% 3/1/12    465,000  507,431  733500BV
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Texas Technical
College) 6.25% 8/1/09 (MBIA Insured)    1,000,000  1,132,500  88275MDY
  4,250,888
UTAH - 3.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
(Cap. Appreciation)
 Series A, 0% 7/1/06 (MBIA Insured)    2,860,000  1,901,900  4588403Z
 Rfdg.:
 Series A, 6.50% 7/1/08 (AMBAC Insured)    250,000  287,188  45884AFR
   Series D, 5% 7/1/21 (MBIA Insured)    200,000  193,000  45884AFE
  2,382,088
WASHINGTON - 4.9%
Washington Pub. Pwr. Supply Sys.Rev.:
(Nuclear Proj. #2)
 Rfdg. Series C, 7.50% 7/1/03    525,000  582,094  939828MP
  5.40% 7/1/12 (b)    2,000,000  2,027,500  939828TX
 (Nuclear Proj. #3)
 Rfdg. Series C, 5.10% 7/1/07    500,000  514,375  939830PP
  3,123,969
TOTAL MUNICIPAL BONDS
(Cost $58,387,323)   60,676,612
CASH EQUIVALENTS - 4.0%
 SHARES VALUE
  (NOTE 1)
Municipal Central Cash Fund (c)(d)
(Cost $2,516,501)    2,516,501 $ 2,516,501  31635A20
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $60,903,824)   $ 63,193,113
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
10 Municipal Bond Futures Contracts   Dec. 97 $ 1,222,812 $ 16,502
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.9%
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
2. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $50,688.
3. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
4. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.86% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Security collateralized by an amount sufficient to pay interest and principal.
7. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.5% AAA, AA, A 72.3%
Baa 14.6% BBB  14.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.1%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  28.9%
Education  20.3
Electric Revenue  16.7
Health Care  6.9
Transportation  6.2
Housing  5.8
Others (individually less than 5%)   15.2
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997 the aggregate cost of investment securities for income tax purposes was $60,903,824. Net unrealized appreciation aggregated $2,289,289, of which $2,290,144 related to appreciated investment securities and $855 related to depreciated investment securities.
The fund hereby designates approximately $68,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1997, the fund was required to defer approximately $113,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $60,903,824) -                 $ 63,193,113
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                      864,602

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                      313

PREPAID EXPENSES                                                         13,782

 TOTAL ASSETS                                                            64,071,810

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 47,694

PAYABLE FOR INVESTMENTS PURCHASED                             491,209
DELAYED DELIVERY

PAYABLE FOR FUND SHARES REDEEMED                              61,659

DISTRIBUTIONS PAYABLE                                         73,338

DISTRIBUTION FEES PAYABLE                                     14,440

ACCRUED MANAGEMENT FEE                                        18,402

OTHER PAYABLES AND ACCRUED EXPENSES                           66,675

 TOTAL LIABILITIES                                                       773,417

NET ASSETS                                                              $ 63,298,393

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 60,935,835

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    56,767
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                2,305,791

NET ASSETS                                                              $ 63,298,393


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.60
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($441,602 (DIVIDED BY) 41,679 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.60)             $11.01

CLASS T:                                                           $10.59
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($48,830,052 (DIVIDED BY) 4,609,444 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.59)             $10.89

CLASS B:                                                           $10.59
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,916,605 (DIVIDED BY) 747,589 SHARES) A

CLASS C:                                                           $10.59
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($12,572 (DIVIDED BY) 1,187 SHARES) A

INSTITUTIONAL CLASS:                                               $10.59
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($6,097,562 (DIVIDED BY) 575,743 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                        $ 3,478,411

EXPENSES

MANAGEMENT FEE                                             $ 255,140

TRANSFER AGENT FEES                                         127,011

DISTRIBUTION FEES                                           194,896

ACCOUNTING FEES AND EXPENSES                                61,883

NON-INTERESTED TRUSTEES' COMPENSATION                       180

CUSTODIAN FEES AND EXPENSES                                 6,548

REGISTRATION FEES                                           74,299

AUDIT                                                       43,635

LEGAL                                                       886

MISCELLANEOUS                                               1,700

 TOTAL EXPENSES BEFORE REDUCTIONS                           766,178

 EXPENSE REDUCTIONS                                         (82,120)    684,058

NET INTEREST INCOME                                                     2,794,353

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      858,153

 FUTURES CONTRACTS                                          16,876      875,029

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      175,681

 FUTURES CONTRACTS                                          16,502      192,183

NET GAIN (LOSS)                                                         1,067,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 3,861,565
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 2,794,353    $ 3,449,493
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 875,029        684,780

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     192,183        (712,133)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,861,565      3,422,140
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (2,794,353)    (3,449,493)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (6,721)        -

 TOTAL DISTRIBUTIONS                                      (2,801,074)    (3,449,493)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (8,495,226)    (9,402,984)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,434,735)    (9,430,337)

NET ASSETS

 BEGINNING OF PERIOD                                      70,733,128     80,163,465

 END OF PERIOD                                           $ 63,298,393   $ 70,733,128


FINANCIAL HIGHLIGHTS CLASS - A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .459       .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .191       .250 D

 TOTAL FROM INVESTMENT OPERATIONS                      .650       .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.459)     (.113)

 FROM NET REALIZED GAIN                                (.001)     -

TOTAL DISTRIBUTIONS                                    (.460)     (.113)

NET ASSET VALUE, END OF PERIOD                        $ 10.600   $ 10.410

TOTAL RETURN B, C                                      6.42%      3.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 442      $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% F     .90% A,
                                                                  F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.37%      4.60% A

PORTFOLIO TURNOVER RATE                                18%        35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T

                                    YEARS ENDED NOVEMBER 30,

                                    1997                       1996       1995       1994 F     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 10.410                   $ 10.380   $ 9.400    $ 10.460   $ 11.080
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                 .449                       .461       .451       .455       .508

 NET REALIZED                        .181                       .030 D     .980       (1.040)    .260
 AND UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENTOPERATIONS     .630                       .491       1.431      (.585)     .768

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.449)                     (.461)     (.451)     (.455)     (.508)

 FROM NET REALIZED GAIN              (.001)                     -          -          -          (.880)

 IN EXCESS OF NET REALIZED GAIN      -                          -          -          (.020)     -

 TOTAL DISTRIBUTIONS                 (.450)                     (.461)     (.451)     (.475)     (1.388)

NET ASSET VALUE, END OF PERIOD      $ 10.590                   $ 10.410   $ 10.380   $ 9.400    $ 10.460

TOTAL RETURN B, C                    6.21%                      4.89%      15.49%     (5.78)%    7.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 48,830                   $ 56,729   $ 62,852   $ 57,382   $ 39,800
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.00%                      1.00%      .94%       .90%       .90%
NET ASSETS                          E                          E          E          E          E

RATIO OF NET INTEREST INCOME TO      4.32%                      4.42%      4.56%      4.49%      4.76%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              18%                        35%        53%        53%        46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.410   $ 10.380   $ 9.400    $ 9.890

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                         .382       .394       .373       .155

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .181       .030 F     .980       (.490)

 TOTAL FROM INVESTMENT OPERATIONS            .563       .424       1.353      (.335)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                    (.382)     (.394)     (.373)     (.155)

 FROM NET REALIZED GAIN                      (.001)     -          -          -

TOTAL DISTRIBUTIONS                          (.383)     (.394)     (.373)     (.155)

NET ASSET VALUE, END OF PERIOD              $ 10.590   $ 10.410   $ 10.380   $ 9.400

TOTAL RETURN B, C                            5.54%      4.21%      14.60%     (3.44)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 7,917    $ 7,445    $ 6,226    $ 1,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.65% E    1.66% E    1.68% E    1.65% A,
                                                                             E

RATIO OF NET INTEREST INCOME TO AVERAGE      3.67%      3.76%      3.71%      3.74% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      18%        35%        53%        53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .040

 TOTAL FROM INVESTMENT OPERATIONS                      .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.027)

NET ASSET VALUE, END OF PERIOD                        $ 10.590

TOTAL RETURN B, C                                      0.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 13

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.33% A

PORTFOLIO TURNOVER RATE                                18%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF        $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080
PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                  .475       .487       .477       .481       .536

 NET REALIZED AND                     .181       .050 B     .950       (1.030)    .260
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     .656       .537       1.427      (.549)     .796

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME             (.475)     (.487)     (.477)     (.481)     (.536)

 FROM NET REALIZED GAIN               (.001)     -          -          -          (.880)

 IN EXCESS OF NET REALIZED GAIN       -          -          -          (.020)     -

 TOTAL DISTRIBUTIONS                  (.476)     (.487)     (.477)     (.501)     (1.416)

NET ASSET VALUE, END OF PERIOD       $ 10.590   $ 10.410   $ 10.360   $ 9.410    $ 10.460

TOTAL RETURN A                        6.48%      5.36%      15.44%     (5.43)%    8.01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 6,098    $ 6,455    $ 11,085   $ 11,702   $ 15,076
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          .75% C     .75%       .70%       .65%       .65%
NET ASSETS                                      C          C          C          C

RATIO OF EXPENSES TO AVERAGE NET      .75%       .74%       .70%       .65%       .65%
ASSETS AFTER EXPENSE REDUCTIONS                 D

RATIO OF NET INTEREST INCOME TO       4.57%      4.68%      4.96%      4.75%      5.01%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               18%        35%        53%        53%        46%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series VI(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/ or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the, trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates . Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $11,608,485 and $22,805,234, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,482,118 and $10,292,684, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

CLASS C     1.00%**

*  .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 521       $ 521

CLASS T     127,082     127,082

CLASS B     67,287      18,691

CLASS C     6           -

           $ 194,896   $ 146,294

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares (3.25% prior to August 1, 1997), and 2.75% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occuring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 5,724    $ 4,474

CLASS T     21,915     15,303

CLASS B     19,218     -*

CLASS C     -          -*

           $ 46,857   $ 19,777

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C,and Institutional Class shares. UMB has entered into a sub-arrangements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 UMB        $ 1,254     .36

CLASS T                 UMB         99,245     .20

CLASS B                 UMB         14,216     .19

CLASS C                 UMB         5           .64*

INSTITUTIONAL CLASS     UMB         12,291     .18

                                   $ 127,011

*  ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,398

CLASS T                1.00%          19,986

CLASS B                1.65%          15,147

CLASS C                1.75%          1,250

INSTITUTIONAL CLASS    .75%           14,954

                                     $ 80,735

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T expenses were reduced as follows under the transfer agent arrangement.
           TRANSFER
           AGENT
           INTEREST CREDITS

CLASS T    $ 1,385

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEAR ENDED NOVEMBER 30,

                            1997 B                    1996 A

CLASS A

FROM NET INTEREST INCOME    $ 15,189                  $ 1,046

FROM NET REALIZED GAIN       24                        -

TOTAL                       $ 15,213                  $ 1,046

CLASS T

FROM NET INTEREST INCOME    $ 2,195,690               $ 2,699,983

FROM NET REALIZED GAIN       5,310                     -

TOTAL                       $ 2,201,000               $ 2,699,983

CLASS B

FROM NET INTEREST INCOME    $ 274,703                 $ 269,283

FROM NET REALIZED GAIN       767                       -

TOTAL                       $ 275,470                 $ 269,283

CLASS C

FROM NET INTEREST INCOME    $ 26                      $ -

FROM NET REALIZED GAIN       -                         -

TOTAL                       $ 26                      $ -

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 308,745                 $ 479,181

FROM NET REALIZED GAIN       620                       -

TOTAL                       $ 309,365                 $ 479,181

                            $ 2,801,074               $ 3,449,493

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                        DOLLARS

      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

      1997 B         1996 A         1997 B         1996 A


CLASS A                           37,401         9,815         $ 388,486       $ 99,788
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,437          108            14,999          1,046

SHARES REDEEMED                   (7,082)        -              (74,532)        -

NET INCREASE (DECREASE)           31,756         9,923         $ 328,953       $ 100,834

CLASS T                           1,237,934      2,035,422     $ 12,868,543    $ 20,912,410
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     150,942        189,811        1,571,556       1,947,724

SHARES REDEEMED                   (2,228,549)    (2,833,821)    (23,132,793)    (28,990,305)

NET INCREASE (DECREASE)           (839,673)      (608,588)     $ (8,692,694)   $ (6,130,171)

CLASS B                           162,293        326,024       $ 1,686,065     $ 3,345,475
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     17,600         17,066         183,295         175,043

SHARES REDEEMED                   (147,606)      (227,839)      (1,530,078)     (2,324,198)

NET INCREASE (DECREASE)           32,287         115,251       $ 339,282       $ 1,196,320

CLASS C                           1,185          -             $ 12,505        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2              -              25              -

SHARES REDEEMED                   -              -              -               -

NET INCREASE (DECREASE)           1,187          -             $ 12,530        $ -

INSTITUTIONAL CLASS               221,521        476,090       $ 2,293,637     $ 4,887,410
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,385          6,443          55,968          66,083

SHARES REDEEMED                   (271,323)      (932,023)      (2,832,902)     (9,523,460)

NET INCREASE (DECREASE)           (44,417)       (449,490)     $ (483,297)     $ (4,569,967)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,753

CLASS T                 14,768

CLASS B                 14,527

CLASS C                 1,253

INSTITUTIONAL CLASS     14,998

                       $ 74,299

9. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Short-Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, and Institutional Class of the fund having the same relative net asset value as the outstanding shares of Class A, Class T, and Institutional Class of Fidelity Advisor Short-Intermediate Municipal Income Fund as of the close of business of the New York Stock Exchange, on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of Fidelity Advisor Short-Intermediate Municipal Income Fund. A Special Meeting of Shareholders ("Meeting") of Fidelity Advisor Short-Intermediate Municipal Income Fund will be held on May 4, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund in March, 1998. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 28, 1998.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class C, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class C, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 16, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/29/97 12/26/97 $__ $.03
Class T 12/29/97 12/26/97 $__ $.03
Class B 12/29/97 12/26/97 $__ $.03
Class C 12/29/97 12/26/97 $__ $.03
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 8.72% of the fund's income dividends was subject to the federal alternative minimum tax.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
Thomas D. Maher, Assistant Vice President
Dwight D. Churchill, Vice President
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     18   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    27   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    36   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            6.48%    32.28%   93.39%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE          5.50%    34.65%   99.90%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 141 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     6.48%    5.75%    6.82%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL         6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE   5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134539 S00000000000001
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.85                    10145.10
  1988/01/31      10462.03                    10506.47
  1988/02/29      10504.70                    10617.52
  1988/03/31      10351.12                    10494.36
  1988/04/30      10403.16                    10574.12
  1988/05/31      10436.07                    10543.56
  1988/06/30      10509.43                    10697.81
  1988/07/31      10564.11                    10767.56
  1988/08/31      10569.17                    10777.03
  1988/09/30      10685.14                    10972.10
  1988/10/31      10812.26                    11165.21
  1988/11/30      10777.08                    11062.93
  1988/12/31      10845.08                    11176.11
  1989/01/31      10954.84                    11407.23
  1989/02/28      10889.41                    11277.07
  1989/03/31      10854.88                    11250.12
  1989/04/30      11008.30                    11517.20
  1989/05/31      11172.69                    11756.41
  1989/06/30      11295.31                    11916.06
  1989/07/31      11408.03                    12078.24
  1989/08/31      11371.08                    11959.99
  1989/09/30      11368.82                    11924.35
  1989/10/31      11460.00                    12070.19
  1989/11/30      11585.39                    12281.42
  1989/12/31      11689.82                    12381.88
  1990/01/31      11651.69                    12323.31
  1990/02/28      11755.15                    12432.99
  1990/03/31      11775.18                    12436.72
  1990/04/30      11654.09                    12346.68
  1990/05/31      11866.57                    12616.21
  1990/06/30      11964.82                    12727.10
  1990/07/31      12109.21                    12914.19
  1990/08/31      12038.80                    12726.68
  1990/09/30      12071.04                    12733.93
  1990/10/31      12206.04                    12964.92
  1990/11/30      12400.78                    13225.65
  1990/12/31      12434.25                    13283.18
  1991/01/31      12573.09                    13461.44
  1991/02/28      12687.57                    13578.56
  1991/03/31      12696.09                    13583.44
  1991/04/30      12811.18                    13764.10
  1991/05/31      12913.81                    13886.47
  1991/06/30      12921.66                    13872.72
  1991/07/31      13051.09                    14041.69
  1991/08/31      13155.37                    14226.62
  1991/09/30      13236.00                    14411.85
  1991/10/31      13378.14                    14541.56
  1991/11/30      13411.86                    14582.13
  1991/12/31      13633.48                    14895.06
  1992/01/31      13728.72                    14929.02
  1992/02/29      13744.47                    14933.80
  1992/03/31      13691.91                    14939.32
  1992/04/30      13787.68                    15072.28
  1992/05/31      13938.91                    15249.68
  1992/06/30      14121.84                    15505.57
  1992/07/31      14425.97                    15970.43
  1992/08/31      14319.31                    15814.72
  1992/09/30      14453.06                    15918.15
  1992/10/31      14354.35                    15761.67
  1992/11/30      14619.64                    16043.96
  1992/12/31      14626.29                    16207.77
  1993/01/31      14810.45                    16396.27
  1993/02/28      15210.02                    16989.32
  1993/03/31      15062.42                    16809.74
  1993/04/30      15171.20                    16979.35
  1993/05/31      15238.04                    17074.78
  1993/06/30      15402.32                    17359.76
  1993/07/31      15438.16                    17382.50
  1993/08/31      15711.46                    17744.40
  1993/09/30      15877.86                    17946.51
  1993/10/31      15911.44                    17981.15
  1993/11/30      15791.14                    17822.73
  1993/12/31      16079.68                    18198.97
  1994/01/31      16232.46                    18406.80
  1994/02/28      15815.67                    17930.07
  1994/03/31      15201.44                    17199.95
  1994/04/30      15339.16                    17345.81
  1994/05/31      15479.72                    17496.20
  1994/06/30      15371.76                    17389.30
  1994/07/31      15589.28                    17708.04
  1994/08/31      15651.48                    17769.31
  1994/09/30      15463.83                    17508.46
  1994/10/31      15247.42                    17197.51
  1994/11/30      14933.13                    16886.58
  1994/12/31      15206.41                    17258.25
  1995/01/31      15575.94                    17751.49
  1995/02/28      15974.20                    18267.70
  1995/03/31      16152.45                    18477.60
  1995/04/30      16151.32                    18499.40
  1995/05/31      16523.78                    19089.72
  1995/06/30      16438.42                    18923.64
  1995/07/31      16565.21                    19103.04
  1995/08/31      16776.25                    19345.26
  1995/09/30      16887.34                    19467.72
  1995/10/31      17071.14                    19750.78
  1995/11/30      17238.46                    20078.44
  1995/12/31      17391.80                    20271.40
  1996/01/31      17511.97                    20424.45
  1996/02/29      17458.75                    20286.58
  1996/03/31      17290.63                    20027.32
  1996/04/30      17239.39                    19970.64
  1996/05/31      17224.07                    19962.65
  1996/06/30      17377.67                    20180.05
  1996/07/31      17516.75                    20363.68
  1996/08/31      17518.90                    20358.80
  1996/09/30      17692.22                    20643.82
  1996/10/31      17867.39                    20877.30
  1996/11/30      18161.76                    21259.36
  1996/12/31      18113.70                    21170.07
  1997/01/31      18150.70                    21210.08
  1997/02/28      18304.13                    21404.79
  1997/03/31      18091.63                    21119.46
  1997/04/30      18231.36                    21296.23
  1997/05/31      18445.13                    21616.53
  1997/06/30      18622.09                    21846.74
  1997/07/31      19088.29                    22451.90
  1997/08/31      18926.23                    22241.52
  1997/09/30      19141.11                    22505.53
  1997/10/31      19232.44                    22650.24
  1997/11/28      19338.53                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134545 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $19,339 - a 93.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

      1997   1996   1995   1994   1993

DIVIDEND RETURN         4.74%   4.88%   5.34%    4.44%    5.41%

CAPITAL APPRECIATION    1.74%   0.48%   10.10%   -9.87%   2.60%
 RETURN

TOTAL RETURN            6.48%   5.36%   15.44%   -5.43%   8.01%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.83(CENTS)   23.68(CENTS)   47.52(CENTS)

ANNUALIZED DIVIDEND RATE                 4.41%         4.49%          4.57%

30-DAY ANNUALIZED YIELD                  3.98%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.22%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.51 over the past six months and $10.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax- equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.96% and 6.19%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with David Murphy, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period that ended November 30, 1997, the fund's Institutional Class shares had a total return of 6.48%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 5.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index returned 6.45% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY?
A. In terms of the way the fund's investments were allocated among bonds with various maturities, I focused on bonds with maturities between five and 12 years. I did that because the municipal yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was flatter beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Another key strategy was that I kept the fund's duration, which measures its sensitivity to changing interest rates, neutral relative to the Lehman Brothers 1-17 Year Municipal Bond Index. By doing so, the fund avoids getting whipsawed by becoming bullish or bearish about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. The fund's holdings in bonds issued in the state of New York were winners. The state's finances improved, driven in part by the strength of the securities industry, an important contributor to New York's tax revenues. In recognition of this improvement, Standard & Poor's - one of the municipal bond credit rating agencies - upgraded the credit rating of some of the state's agencies, which was a positive development for the prices of the fund's agency holdings. Likewise, general obligation bonds issued by New York City also performed well as the city's economy continued to expand. Additionally, bonds issued by the Massachusetts Industrial Finance Agency on behalf of Massachusetts Biomedical Research Corp. rose in value because more investors became better-informed about its positive financial performance.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The return from one of the fund's student loan bonds was disappointing when prepayments - which rise as borrowers pay back their loans early - came in a little bit higher than expected. However, I continued to maintain a fairly heavy weighting in these bonds because they generally offer attractive yields. With input from Fidelity's research team, I try to pick student loan bonds that I think will be prepaid more slowly.
Q. DURING THE PAST YEAR, THERE WAS AN INCREASE IN THE FUND'S ELECTRIC UTILITY REVENUE POSITION. GIVEN THAT THE ELECTRIC INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. The electric utility industry is in the early stages of a transformation from an environment where electric providers enjoy monopolistic strongholds on a given service area to one where competition will reign. With that in mind, I have focused on two types of electric utilities: those that are well-prepared to deal with increased competition; or those that I believe can meet competitive challenges down the road but have been severely and unduly penalized by the market today because of uncertainty surrounding future deregulation.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. During the past several years, the amount of outstanding municipal bonds has shrunk considerably. In the first half of 1997, the low supply helped the municipal market outperform the taxable bond market. I expect supply will increase next year. The question is, will there be enough demand to digest that supply? In my view, that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income alternatives and especially to equity investments. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DAVID MURPHY ON MUNICIPAL
BOND SUPPLY:
"THE SUPPLY OF MUNICIPAL BONDS IS AN
IMPORTANT FACTOR IN THEIR
PERFORMANCE. DURING THE PAST SIX
MONTHS, INTEREST RATES HAVE DECLINED
FAIRLY SIGNIFICANTLY. FALLING INTEREST
RATES PROMPTED MUNICIPAL BOND
ISSUERS TO REFUND, OR REFINANCE,
THEIR OLDER DEBT AT CURRENT LOW
INTEREST RATES, MUCH IN THE SAME
FASHION THAT HOMEOWNERS REFINANCE
THEIR MORTGAGES WHEN THEY SEE AN
OPPORTUNITY TO LOWER THEIR INTEREST
COSTS. AS A RESULT OF A RECENT INCREASE
IN THE SUPPLY OF MUNICIPAL BONDS,
THEIR PRICES TENDED TO LAG U.S.
TREASURIES DURING THE FINAL MONTHS
OF THE PERIOD. IF INTEREST RATES STAY AT
CURRENT LOW LEVELS, OR FALL FURTHER, I
THINK THAT THE SUPPLY OF ISSUED
MUNICIPAL BONDS WILL CONTINUE TO
EXPAND, PERHAPS DRAMATICALLY. THIS
WOULD, IN MY OPINION, LEAD TO FURTHER
UNDERPERFORMANCE RELATIVE TO U.S.
TREASURIES. BUT IF THERE IS A
SIGNIFICANT DECLINE IN THE U.S. STOCK
MARKET, MORE INVESTMENT DOLLARS
COULD BE RE-ALLOCATED TO MUNICIPAL
BONDS."

NOTE TO SHAREHOLDERS: EFFECTIVE
JANUARY 31, 1998, NORM LIND WILL
BECOME PORTFOLIO MANAGER OF THE
FUND. HE JOINED FIDELITY IN 1986.
FUND FACTS
GOAL: TO SEEK THE HIGHEST LEVEL
OF INCOME EXEMPT FROM FEDERAL
INCOME TAXES THAT CAN BE
OBTAINED CONSISTENT WITH THE
PRESERVATION OF CAPITAL
START DATE: SEPTEMBER 19, 1985
SIZE: AS OF NOVEMBER 30,
1997, MORE THAN $63 MILLION
MANAGER: DAVID MURPHY,
SINCE 1995; JOINED FIDELITY
IN 1989
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    IN THESE STATES
                               6 MONTHS AGO

CALIFORNIA      15.9           18.5

NEW YORK        11.1           12.4

MASSACHUSETTS   7.6            7.3

TEXAS           6.7            6.1

NEW MEXICO      5.7            5.5

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   28.9           29.8

EDUCATION            20.3           19.9

ELECTRIC REVENUE     16.7           13.7

HEALTH CARE          6.9            7.8

TRANSPORTATION       6.2            5.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   7.6   7.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   5.6   5.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 44.3%
AA, A 35.5%
BAA 16.2%
SHORT-TERM
INVESTMENTS 4.0%
AAA 38.8%
AA, A 39.1%
BAA 17.2%
SHORT-TERM
INVESTMENTS 4.9%
ROW: 1, COL: 1, VALUE: 4.0
ROW: 1, COL: 2, VALUE: 16.2
ROW: 1, COL: 3, VALUE: 35.5
ROW: 1, COL: 4, VALUE: 44.3
ROW: 1, COL: 1, VALUE: 4.9
ROW: 1, COL: 2, VALUE: 17.2
ROW: 1, COL: 3, VALUE: 39.1
ROW: 1, COL: 4, VALUE: 38.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 96.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 3.8%
North Slope Borough Gen. Oblig. (Cap. Appreciation)
Series B, 0% 1/1/03 (MBIA Insured)   $ 3,000,000 $ 2,381,250  662523RR
ARKANSAS - 1.3%
Arkansas College Savings Gen. Oblig. (Cap. Appreciation)
Series A, 0% 6/1/02    1,000,000  820,000  041039QG
CALIFORNIA - 15.9%
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16 (Connie Lee Insured)    225,000  225,563  130174J2
California Gen. Oblig.
6.25% 10/1/19    400,000  435,500  130627BB
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured) (e)    1,000,000  1,045,000  13033EYM
California Poll. Cont. Fing. Auth. Resource Recovery
Rev. (Waste Management, Inc.)
Series A, 7.15% 2/1/11 (e)    500,000  544,375  130535BD
California Pub. Wks. Board Lease Rev. Rfdg.:
(Dept. of Corrections State Prison, Monterey County
 Soledad II) Series D, 5.375% 11/1/14    500,000  506,250  13068G4K
 (Various California State Univ. Projs.)
 Series A, 5.50% 6/1/10    1,000,000  1,056,250  13068GRE
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A,
4.45% 8/1/01 (MBIA Insured)    1,000,000  1,011,250  130574AA
Long Beach Hbr. Rev. Rfdg. Series A, 5.50% 5/15/07
(FGIC Insured) (e)(g)    250,000  262,188  542424FJ
Los Angeles Unified School Dist. Series A, 6% 7/1/11
(FGIC Insured)    250,000  277,813  544644BA
Los Angeles County Ctfs. of Prtn. (Disney Parking Proj.)
(Cap. Appreciation) 0% 9/1/04    970,000  695,975  5446633R
Sacramento Muni. Util. Dist. Elec. Rev. 1.76% 11/15/08
(FGIC Insured) (a)    1,000,000  1,023,750  7860042C
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02    1,000,000  1,057,500  78605NAE
 6.50% 7/1/08    300,000  331,125  78605NAL
San Bernadino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.) 5.25% 8/1/04    500,000  512,500  796815NW
West Covina Ctfs. of Prtn. (Queen of The Valley Hosp.)
6.50% 8/15/09    1,000,000  1,086,250  952358BQ
  10,071,289
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
COLORADO - 1.7%
Arapaho County Cap. Impt. Tr. Fed. Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.863) (f)   $ 3,620,000 $ 524,900
03866ECC
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04    500,000  530,625  1964732L
  1,055,525
DISTRICT OF COLUMBIA - 2.5%
District of Columbia Gen. Oblig. Rfdg. Series B-1,
5.40% 6/1/06 (AMBAC Insured)    1,000,000  1,043,750  254760ZF
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena)
5.40% 11/1/00    500,000  509,375  254838AE
  1,553,125
FLORIDA - 2.6%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.) 7.95% 12/1/08   500,000  543,750
115064AE
Dade County Wtr. & Swr. Sys. Rev. 6.25%
10/1/10 (FGIC Insured)    500,000  573,750  233620DJ
Jacksonville Port Auth. Rev. Rfdg. (Port Facs.)
5.75% 11/1/09 (MBIA Insured) (e)    500,000  538,750  469466DS
  1,656,250
GEORGIA - 2.7%
Georgia Gen. Oblig. Rfdg. Series A, 6.25% 3/1/06   1,000,000
1,118,750  373382QE
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg.
(Oglethorpe Pwr. Scherer Corp.)
Series A, 6.60% 1/1/07    500,000  566,875  610530BX
  1,685,625
HAWAII - 0.4%
Honolulu Hawaii City and County Rfdg.
Series C, 5.50% 11/1/04 (FGIC Insured)    250,000  264,688  438669YX
ILLINOIS - 4.0%
Chicago Midway Arpt. Rev. Series B,
6% 1/1/09 (MBIA Insured) (e)    300,000  321,750  167562BU
Illinois Health Facs. Auth. Rev. Rfdg.
(Felician Health Care, Inc.) Series A,
6.85% 1/1/00 (AMBAC Insured)    1,000,000  1,050,000  45201HZC
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.) (Cap. Appreciation):
 Series A, 0% 6/15/09 (FGIC Insured)    500,000  281,875  592247CQ
  0% 6/15/00 (AMBAC Insured)    1,000,000  895,000  592247BU
  2,548,625
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
IOWA - 1.7%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.35% 3/1/01   $ 1,000,000 $ 1,052,500  462590BT
LOUISIANA - 1.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg. (Student Loan)
Sr. Series A-1, 6.20% 3/1/01    830,000  870,463  54640AJY
MASSACHUSETTS - 7.6%
Boston Rev. (Boston City Hosp.) Series A,
7.625% 2/15/21 (FHA Guaranteed)
(Pre-Refunded to 8/15/00 @ 102) (f)    250,000  276,563  101026AP
Massachusetts Gen. Oblig. Rfdg.
Series A, 5.50% 2/1/11    250,000  255,932  5758234S
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/15/02
(MBIA Insured) LOC Bank Boston, N.A.    400,000  400,000  57585JRR
Massachusetts Ind. Fin. Agcy. Rev. (Cap. Appreciation)
(Massachusetts Biomedical Research)
Series A-1, 0% 8/1/02    1,600,000  1,292,000  575914DY
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)    600,000  610,962  57604EAA
New England Ed. Loan Marketing Corp. Student Loan
Rev. Rfdg. Series B, 5.40% 6/1/00    1,950,000  1,998,750  643898BG
  4,834,207
MINNESOTA - 2.1%
Minnesota Gen. Oblig. 6% 5/1/06    1,000,000  1,103,750  604128XY
Minnesota Higher Ed. Facs. Auth. Rev.
(Macalester College) Series 4-C,
5.50% 3/1/12    200,000  206,750  604151UN
  1,310,500
NEW JERSEY - 1.8%
New Jersey Econ. Dev. Auth. Market Transition Facs.
Rev. (Sr. Lien) Series A, 7% 7/1/04 (MBIA Insured)   1,000,000
1,142,500  645910AH
NEW MEXICO - 5.7%
Albuquerque Arpt. Rev. Rfdg. 6.75% 7/1/09
(AMBAC Insured) (e)    450,000  519,750  013538EU
New Mexico Edl. Assistance Foundation Student Loan
Rev. Sr. Series IV-A2, 6.65% 3/1/07    2,300,000  2,501,250  647111DH
Rio Rancho Wtr. & Wastewtr. Sys. Rev.
Series A, 8% 5/15/04 (FSA Insured)    500,000  596,875  767175AH
  3,617,875
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - 11.1%
Metropolitan Trans. Auth. Svc. Contract Rfdg. (Transit Facs.)
Series 5, 6.90% 7/1/05   $ 1,000,000 $ 1,092,500  592597WF
New York City Gen. Oblig. Series G, 5.40% 2/1/01   2,000,000
2,060,000  649664HN
New York City Muni. Assistance Corp. Rfdg.
Series E, 6% 7/1/04    500,000  543,125  626190G5
New York State Dorm. Auth. Rev.
(City Univ. Sys. Consolidated):
 Series A, 5.75% 7/1/13    500,000  526,250  649834HV
  Series C, 7.50% 7/1/10    500,000  606,250  649832DG
 (State Univ. Edl. Facs.)
 Series A, 6.50% 5/15/04    500,000  553,750  649835LU
New York State Local Gov't. Assistance Corp.
(Cap. Appreciation) Series A, 0% 4/1/08    1,000,000  601,250
649876AW
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series A, 5.80% 4/1/09    500,000  530,625  650013AQ
New York State Urban Dev. Corp. Rev.
Series A, 5.50% 4/1/10 (MBIA Insured)    500,000  520,625  650034AX
  7,034,375
NORTH CAROLINA - 3.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Rfdg.:
 Series B, 6% 1/1/06    1,000,000  1,067,500  658196NS
   Series C, 5.50% 1/1/07    200,000  206,000  658196TB
  Series A, 5.625% 1/1/03    500,000  518,750  658196NM
North Carolina Muni. Pwr. Agcy. Rfdg..
(Catawba Elec.) 5.90% 1/1/03    250,000  263,125  658203QC
  2,055,375
OHIO - 1.2%
Ohio Bldg. Auth. State Facs. (Adult Correctional)
Series A, 5.95% 10/1/14 (MBIA Insured)    500,000  522,500  67755AJY
Ohio Tpk. Commission Tpk. Rev. Series A, 5.60%
2/15/12 (MBIA Insured)    250,000  259,063  67760HBP
  781,563
PENNSYLVANIA - 3.9%
Pennsylvania Higher Edl. Facs. Auth. College & Univ.
Rev. Rfdg. (RIDC Reg'l. Growth - Carnegie Mellon
Univ. Proj.) 6% 11/1/04    1,270,000  1,395,413  709171H4
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Residential Dev.)
Series A, 7% 7/1/01    1,000,000  1,077,500  708791ZL
  2,472,913
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
RHODE ISLAND - 1.7%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.55% 12/1/00   $ 1,000,000 $ 1,066,250  762315AQ
SOUTH CAROLINA - 3.7%
South Carolina Ed. Assistance Auth. Rev. Rfdg.
(Guaranteed Student Loan):
 Series A-2, 5.40% 9/1/02    1,250,000  1,306,250  837114FC
  Series B, 5.70% 9/1/05 (e)    1,000,000  1,050,000  837114FR
  2,356,250
TENNESSEE - 0.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A, 6% 2/15/07 (MBIA Insured) (e)    265,000  288,519  586111EH
TEXAS - 6.7%
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/11
(PSF Guaranteed)    1,000,000  496,250  4478163B
Irving Texas Independent School Dist. (Cap. Appreciation)
0% 2/15/00 (PSF Guaranteed) (g)    250,000  227,813  46799QAC
North East Independent School Dist. Rfdg.
(Cap. Appreciation) Series D, 0% 2/1/00    2,065,000  1,886,894
659154YL
Port Arthur Hsg. Fin. Corp. Single Family Mtg.
Rev. Rfdg. 8.70% 3/1/12    465,000  507,431  733500BV
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Texas Technical
College) 6.25% 8/1/09 (MBIA Insured)    1,000,000  1,132,500  88275MDY
  4,250,888
UTAH - 3.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
(Cap. Appreciation)
 Series A, 0% 7/1/06 (MBIA Insured)    2,860,000  1,901,900  4588403Z
 Rfdg.:
 Series A, 6.50% 7/1/08 (AMBAC Insured)    250,000  287,188  45884AFR
   Series D, 5% 7/1/21 (MBIA Insured)    200,000  193,000  45884AFE
  2,382,088
WASHINGTON - 4.9%
Washington Pub. Pwr. Supply Sys.Rev.:
(Nuclear Proj. #2)
 Rfdg. Series C, 7.50% 7/1/03    525,000  582,094  939828MP
  5.40% 7/1/12 (b)    2,000,000  2,027,500  939828TX
 (Nuclear Proj. #3)
 Rfdg. Series C, 5.10% 7/1/07    500,000  514,375  939830PP
  3,123,969
TOTAL MUNICIPAL BONDS
(Cost $58,387,323)   60,676,612
CASH EQUIVALENTS - 4.0%
 SHARES VALUE
  (NOTE 1)
Municipal Central Cash Fund (c)(d)
(Cost $2,516,501)    2,516,501 $ 2,516,501  31635A20
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $60,903,824)   $ 63,193,113
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
10 Municipal Bond Futures Contracts   Dec. 97 $ 1,222,812 $ 16,502
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.9%
LEGEND
8. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
9. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $50,688.
10. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
11. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.86% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
12. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
13. Security collateralized by an amount sufficient to pay interest and principal.
14. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.5% AAA, AA, A 72.3%
Baa 14.6% BBB  14.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.1%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  28.9%
Education  20.3
Electric Revenue  16.7
Health Care  6.9
Transportation  6.2
Housing  5.8
Others (individually less than 5%)   15.2
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997 the aggregate cost of investment securities for income tax purposes was $60,903,824. Net unrealized appreciation aggregated $2,289,289, of which $2,290,144 related to appreciated investment securities and $855 related to depreciated investment securities.
The fund hereby designates approximately $68,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1997, the fund was required to defer approximately $113,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $60,903,824) -                 $ 63,193,113
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                      864,602

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                      313

PREPAID EXPENSES                                                         13,782

 TOTAL ASSETS                                                            64,071,810

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 47,694

PAYABLE FOR INVESTMENTS PURCHASED                             491,209
DELAYED DELIVERY

PAYABLE FOR FUND SHARES REDEEMED                              61,659

DISTRIBUTIONS PAYABLE                                         73,338

DISTRIBUTION FEES PAYABLE                                     14,440

ACCRUED MANAGEMENT FEE                                        18,402

OTHER PAYABLES AND ACCRUED EXPENSES                           66,675

 TOTAL LIABILITIES                                                       773,417

NET ASSETS                                                              $ 63,298,393

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 60,935,835

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    56,767
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                2,305,791

NET ASSETS                                                              $ 63,298,393


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.60
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($441,602 (DIVIDED BY) 41,679 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.60)             $11.01

CLASS T:                                                           $10.59
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($48,830,052 (DIVIDED BY) 4,609,444 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.59)             $10.89

CLASS B:                                                           $10.59
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,916,605 (DIVIDED BY) 747,589 SHARES) A

CLASS C:                                                           $10.59
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($12,572 (DIVIDED BY) 1,187 SHARES) A

INSTITUTIONAL CLASS:                                               $10.59
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($6,097,562 (DIVIDED BY) 575,743 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                        $ 3,478,411

EXPENSES

MANAGEMENT FEE                                             $ 255,140

TRANSFER AGENT FEES                                         127,011

DISTRIBUTION FEES                                           194,896

ACCOUNTING FEES AND EXPENSES                                61,883

NON-INTERESTED TRUSTEES' COMPENSATION                       180

CUSTODIAN FEES AND EXPENSES                                 6,548

REGISTRATION FEES                                           74,299

AUDIT                                                       43,635

LEGAL                                                       886

MISCELLANEOUS                                               1,700

 TOTAL EXPENSES BEFORE REDUCTIONS                           766,178

 EXPENSE REDUCTIONS                                         (82,120)    684,058

NET INTEREST INCOME                                                     2,794,353

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      858,153

 FUTURES CONTRACTS                                          16,876      875,029

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      175,681

 FUTURES CONTRACTS                                          16,502      192,183

NET GAIN (LOSS)                                                         1,067,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 3,861,565
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 2,794,353    $ 3,449,493
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 875,029        684,780

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     192,183        (712,133)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,861,565      3,422,140
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (2,794,353)    (3,449,493)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (6,721)        -

 TOTAL DISTRIBUTIONS                                      (2,801,074)    (3,449,493)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (8,495,226)    (9,402,984)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,434,735)    (9,430,337)

NET ASSETS

 BEGINNING OF PERIOD                                      70,733,128     80,163,465

 END OF PERIOD                                           $ 63,298,393   $ 70,733,128


FINANCIAL HIGHLIGHTS CLASS - A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .459       .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .191       .250 D

 TOTAL FROM INVESTMENT OPERATIONS                      .650       .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.459)     (.113)

 FROM NET REALIZED GAIN                                (.001)     -

TOTAL DISTRIBUTIONS                                    (.460)     (.113)

NET ASSET VALUE, END OF PERIOD                        $ 10.600   $ 10.410

TOTAL RETURN B, C                                      6.42%      3.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 442      $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% F     .90% A,
                                                                  F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.37%      4.60% A

PORTFOLIO TURNOVER RATE                                18%        35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T

                                    YEARS ENDED NOVEMBER 30,

                                    1997                       1996       1995       1994 F     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 10.410                   $ 10.380   $ 9.400    $ 10.460   $ 11.080
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                 .449                       .461       .451       .455       .508

 NET REALIZED                        .181                       .030 D     .980       (1.040)    .260
 AND UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENTOPERATIONS     .630                       .491       1.431      (.585)     .768

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.449)                     (.461)     (.451)     (.455)     (.508)

 FROM NET REALIZED GAIN              (.001)                     -          -          -          (.880)

 IN EXCESS OF NET REALIZED GAIN      -                          -          -          (.020)     -

 TOTAL DISTRIBUTIONS                 (.450)                     (.461)     (.451)     (.475)     (1.388)

NET ASSET VALUE, END OF PERIOD      $ 10.590                   $ 10.410   $ 10.380   $ 9.400    $ 10.460

TOTAL RETURN B, C                    6.21%                      4.89%      15.49%     (5.78)%    7.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 48,830                   $ 56,729   $ 62,852   $ 57,382   $ 39,800
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.00%                      1.00%      .94%       .90%       .90%
NET ASSETS                          E                          E          E          E          E

RATIO OF NET INTEREST INCOME TO      4.32%                      4.42%      4.56%      4.49%      4.76%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              18%                        35%        53%        53%        46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.410   $ 10.380   $ 9.400    $ 9.890

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                         .382       .394       .373       .155

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .181       .030 F     .980       (.490)

 TOTAL FROM INVESTMENT OPERATIONS            .563       .424       1.353      (.335)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                    (.382)     (.394)     (.373)     (.155)

 FROM NET REALIZED GAIN                      (.001)     -          -          -

TOTAL DISTRIBUTIONS                          (.383)     (.394)     (.373)     (.155)

NET ASSET VALUE, END OF PERIOD              $ 10.590   $ 10.410   $ 10.380   $ 9.400

TOTAL RETURN B, C                            5.54%      4.21%      14.60%     (3.44)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 7,917    $ 7,445    $ 6,226    $ 1,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.65% E    1.66% E    1.68% E    1.65% A,
                                                                             E

RATIO OF NET INTEREST INCOME TO AVERAGE      3.67%      3.76%      3.71%      3.74% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      18%        35%        53%        53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .040

 TOTAL FROM INVESTMENT OPERATIONS                      .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.027)

NET ASSET VALUE, END OF PERIOD                        $ 10.590

TOTAL RETURN B, C                                      0.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 13

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.33% A

PORTFOLIO TURNOVER RATE                                18%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF        $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080
PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                  .475       .487       .477       .481       .536

 NET REALIZED AND                     .181       .050 B     .950       (1.030)    .260
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     .656       .537       1.427      (.549)     .796

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME             (.475)     (.487)     (.477)     (.481)     (.536)

 FROM NET REALIZED GAIN               (.001)     -          -          -          (.880)

 IN EXCESS OF NET REALIZED GAIN       -          -          -          (.020)     -

 TOTAL DISTRIBUTIONS                  (.476)     (.487)     (.477)     (.501)     (1.416)

NET ASSET VALUE, END OF PERIOD       $ 10.590   $ 10.410   $ 10.360   $ 9.410    $ 10.460

TOTAL RETURN A                        6.48%      5.36%      15.44%     (5.43)%    8.01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 6,098    $ 6,455    $ 11,085   $ 11,702   $ 15,076
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          .75% C     .75%       .70%       .65%       .65%
NET ASSETS                                      C          C          C          C

RATIO OF EXPENSES TO AVERAGE NET      .75%       .74%       .70%       .65%       .65%
ASSETS AFTER EXPENSE REDUCTIONS                 D

RATIO OF NET INTEREST INCOME TO       4.57%      4.68%      4.96%      4.75%      5.01%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               18%        35%        53%        53%        46%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




10. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series VI(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/ or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the, trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
11. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates . Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
12. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $11,608,485 and $22,805,234, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,482,118 and $10,292,684, respectively.
13. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

CLASS C     1.00%**

*  .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 521       $ 521

CLASS T     127,082     127,082

CLASS B     67,287      18,691

CLASS C     6           -

           $ 194,896   $ 146,294

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares (3.25% prior to August 1, 1997), and 2.75% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occuring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 5,724    $ 4,474

CLASS T     21,915     15,303

CLASS B     19,218     -*

CLASS C     -          -*

           $ 46,857   $ 19,777

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C,and Institutional Class shares. UMB has entered into a sub-arrangements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 UMB        $ 1,254     .36

CLASS T                 UMB         99,245     .20

CLASS B                 UMB         14,216     .19

CLASS C                 UMB         5           .64*

INSTITUTIONAL CLASS     UMB         12,291     .18

                                   $ 127,011

*  ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
14. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,398

CLASS T                1.00%          19,986

CLASS B                1.65%          15,147

CLASS C                1.75%          1,250

INSTITUTIONAL CLASS    .75%           14,954

                                     $ 80,735

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T expenses were reduced as follows under the transfer agent arrangement.
           TRANSFER
           AGENT
           INTEREST CREDITS

CLASS T    $ 1,385

15. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEAR ENDED NOVEMBER 30,

                            1997 B                    1996 A

CLASS A

FROM NET INTEREST INCOME    $ 15,189                  $ 1,046

FROM NET REALIZED GAIN       24                        -

TOTAL                       $ 15,213                  $ 1,046

CLASS T

FROM NET INTEREST INCOME    $ 2,195,690               $ 2,699,983

FROM NET REALIZED GAIN       5,310                     -

TOTAL                       $ 2,201,000               $ 2,699,983

CLASS B

FROM NET INTEREST INCOME    $ 274,703                 $ 269,283

FROM NET REALIZED GAIN       767                       -

TOTAL                       $ 275,470                 $ 269,283

CLASS C

FROM NET INTEREST INCOME    $ 26                      $ -

FROM NET REALIZED GAIN       -                         -

TOTAL                       $ 26                      $ -

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 308,745                 $ 479,181

FROM NET REALIZED GAIN       620                       -

TOTAL                       $ 309,365                 $ 479,181

                            $ 2,801,074               $ 3,449,493

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
16. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                        DOLLARS

      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

      1997 B         1996 A         1997 B         1996 A


CLASS A                           37,401         9,815         $ 388,486       $ 99,788
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,437          108            14,999          1,046

SHARES REDEEMED                   (7,082)        -              (74,532)        -

NET INCREASE (DECREASE)           31,756         9,923         $ 328,953       $ 100,834

CLASS T                           1,237,934      2,035,422     $ 12,868,543    $ 20,912,410
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     150,942        189,811        1,571,556       1,947,724

SHARES REDEEMED                   (2,228,549)    (2,833,821)    (23,132,793)    (28,990,305)

NET INCREASE (DECREASE)           (839,673)      (608,588)     $ (8,692,694)   $ (6,130,171)

CLASS B                           162,293        326,024       $ 1,686,065     $ 3,345,475
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     17,600         17,066         183,295         175,043

SHARES REDEEMED                   (147,606)      (227,839)      (1,530,078)     (2,324,198)

NET INCREASE (DECREASE)           32,287         115,251       $ 339,282       $ 1,196,320

CLASS C                           1,185          -             $ 12,505        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2              -              25              -

SHARES REDEEMED                   -              -              -               -

NET INCREASE (DECREASE)           1,187          -             $ 12,530        $ -

INSTITUTIONAL CLASS               221,521        476,090       $ 2,293,637     $ 4,887,410
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,385          6,443          55,968          66,083

SHARES REDEEMED                   (271,323)      (932,023)      (2,832,902)     (9,523,460)

NET INCREASE (DECREASE)           (44,417)       (449,490)     $ (483,297)     $ (4,569,967)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
17. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,753

CLASS T                 14,768

CLASS B                 14,527

CLASS C                 1,253

INSTITUTIONAL CLASS     14,998

                       $ 74,299

18. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Short-Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, and Institutional Class of the fund having the same relative net asset value as the outstanding shares of Class A, Class T, and Institutional Class of Fidelity Advisor Short-Intermediate Municipal Income Fund as of the close of business of the New York Stock Exchange, on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of Fidelity Advisor Short-Intermediate Municipal Income Fund. A Special Meeting of Shareholders ("Meeting") of Fidelity Advisor Short-Intermediate Municipal Income Fund will be held on May 4, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund in March, 1998. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 28, 1998.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class C, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class C, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 16, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/29/97 12/26/97 $__ $.03
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 8.72% of the fund's income dividends was subject to the federal alternative minimum tax.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
Thomas D. Maher, Assistant Vice President
Dwight D. Churchill, Vice President
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
FUND - CLASS A AND CLASS T
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                11   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       14   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              15   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     19   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    26   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    33   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                             PAST 1   LIFE OF
                                                            YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -          4.28%    19.03%
 CLASS A

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -          2.72%    17.25%
 CLASS A (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX               4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE             4.39%    N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 33 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                       PAST 1   LIFE OF
                                                      YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -    4.28%    4.81%
 CLASS A

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -    2.72%    4.38%
 CLASS A (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX         4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE       4.39%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 172125 S00000000000001
             FA Short-Int Muni -CL A     LB Municipal Bond
             00264                       LB015
  1994/03/31       9850.00                    10000.00
  1994/04/30       9873.66                    10084.80
  1994/05/31       9890.94                    10172.24
  1994/06/30       9911.64                    10110.08
  1994/07/31       9992.26                    10295.40
  1994/08/31      10024.82                    10331.02
  1994/09/30       9997.13                    10179.36
  1994/10/31       9962.73                     9998.58
  1994/11/30       9898.29                     9817.80
  1994/12/31       9995.49                    10033.89
  1995/01/31      10133.68                    10320.66
  1995/02/28      10239.13                    10620.79
  1995/03/31      10309.05                    10742.82
  1995/04/30      10326.92                    10755.50
  1995/05/31      10469.99                    11098.70
  1995/06/30      10466.31                    11002.15
  1995/07/31      10556.16                    11106.45
  1995/08/31      10656.08                    11247.28
  1995/09/30      10692.36                    11318.47
  1995/10/31      10759.99                    11483.04
  1995/11/30      10826.60                    11673.55
  1995/12/31      10863.04                    11785.73
  1996/01/31      10942.04                    11874.71
  1996/02/29      10944.42                    11794.56
  1996/03/31      10894.93                    11643.82
  1996/04/30      10897.90                    11610.87
  1996/05/31      10902.74                    11606.22
  1996/06/30      10960.22                    11732.62
  1996/07/31      11018.60                    11839.38
  1996/08/31      11033.85                    11836.54
  1996/09/30      11092.02                    12002.25
  1996/10/31      11164.36                    12138.00
  1996/11/30      11267.64                    12360.12
  1996/12/31      11249.86                    12308.21
  1997/01/31      11287.91                    12331.47
  1997/02/28      11356.16                    12444.68
  1997/03/31      11283.49                    12278.79
  1997/04/30      11331.76                    12381.56
  1997/05/31      11416.10                    12567.78
  1997/06/30      11477.55                    12701.63
  1997/07/31      11630.72                    13053.46
  1997/08/31      11601.32                    12931.15
  1997/09/30      11673.29                    13084.65
  1997/10/31      11712.09                    13168.78
  1997/11/28      11749.86                    13246.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 172128 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund
- Class A on March 31, 1994, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $11,750 - a 17.50% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,246 - a 32.46% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                               MARCH 16, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               NOVEMBER 30,
                                               1994

      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995


DIVIDEND RETURN         4.08%   4.04%   4.57%   2.57%

CAPITAL APPRECIATION    0.20%   0.00%   4.81%   -2.30%
 RETURN

TOTAL RETURN            4.28%   4.04%   9.38%   0.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.29(CENTS)   20.36(CENTS)   40.60(CENTS)

ANNUALIZED DIVIDEND RATE                 3.93%         3.99%          4.00%

30-DAY ANNUALIZED YIELD                  3.47%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.42%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.19 over the past one month, $10.18 over the past six months and $10.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 1.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.22% and 5.03%, respectively.
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                             PAST 1   LIFE OF
                                                            YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -          4.37%    19.12%
 CLASS T

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -          2.81%    17.33%
 CLASS T (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX               4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE             4.39%    N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 33 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                       PAST 1   LIFE OF
                                                      YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -    4.37%    4.83%
 CLASS T

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -    2.81%    4.40%
 CLASS T (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX         4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE       4.39%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 172138 S00000000000001
             FA Short-Int Muni -CL T     LB Municipal Bond
             00636                       LB015
  1994/03/31       9850.00                    10000.00
  1994/04/30       9873.66                    10084.80
  1994/05/31       9890.94                    10172.24
  1994/06/30       9911.64                    10110.08
  1994/07/31       9992.26                    10295.40
  1994/08/31      10024.82                    10331.02
  1994/09/30       9997.13                    10179.36
  1994/10/31       9962.73                     9998.58
  1994/11/30       9898.29                     9817.80
  1994/12/31       9995.49                    10033.89
  1995/01/31      10133.68                    10320.66
  1995/02/28      10239.13                    10620.79
  1995/03/31      10309.05                    10742.82
  1995/04/30      10326.92                    10755.50
  1995/05/31      10469.99                    11098.70
  1995/06/30      10466.31                    11002.15
  1995/07/31      10556.16                    11106.45
  1995/08/31      10656.08                    11247.28
  1995/09/30      10692.36                    11318.47
  1995/10/31      10759.99                    11483.04
  1995/11/30      10826.60                    11673.55
  1995/12/31      10863.04                    11785.73
  1996/01/31      10942.04                    11874.71
  1996/02/29      10944.42                    11794.56
  1996/03/31      10894.93                    11643.82
  1996/04/30      10897.90                    11610.87
  1996/05/31      10902.74                    11606.22
  1996/06/30      10960.22                    11732.62
  1996/07/31      11018.60                    11839.38
  1996/08/31      11033.85                    11836.54
  1996/09/30      11092.44                    12002.25
  1996/10/31      11163.59                    12138.00
  1996/11/30      11265.80                    12360.12
  1996/12/31      11258.70                    12308.21
  1997/01/31      11296.61                    12331.47
  1997/02/28      11353.66                    12444.68
  1997/03/31      11292.15                    12278.79
  1997/04/30      11340.50                    12381.56
  1997/05/31      11413.53                    12567.78
  1997/06/30      11474.62                    12701.63
  1997/07/31      11627.79                    13053.46
  1997/08/31      11598.39                    12931.15
  1997/09/30      11670.30                    13084.65
  1997/10/31      11720.52                    13168.78
  1997/11/28      11758.27                    13246.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 172141 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund
- Class T on March 31, 1994, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $11,758 - a 17.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,246 - a 32.46% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                               MARCH 16, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               NOVEMBER 30,
                                               1994

      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995


DIVIDEND RETURN         4.07%   4.06%   4.57%   2.57%

CAPITAL APPRECIATION    0.30%   0.00%   4.81%   -2.30%
 RETURN

TOTAL RETURN            4.37%   4.06%   9.38%   0.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.29(CENTS)   20.33(CENTS)   40.52(CENTS)

ANNUALIZED DIVIDEND RATE                 3.93%         3.98%          3.99%

30-DAY ANNUALIZED YIELD                  3.46%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.41%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.19 over the past one month, $10.18 over the past six months and $10.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 1.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.18% and 4.97%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12-month period that ended November 30, 1997, the fund's Class A and Class T shares had total returns of 4.28% and 4.37%. To get a sense of how the fund did relative to its competitors, the short-intermediate municipal debt funds average returned 4.39% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year Municipal Bond Index returned 4.83% for the same one-year period.
Q. HAVE YOU ALTERED YOUR STRATEGY DURING THE YEAR?
A. Yes, in one sense. Early in the year, the fund had significant holdings in bonds with maturities of between one and four years. During that period, the demand for these bonds was strong, helping them to generally outperform other securities in the short-intermediate part of the municipal market. But by mid-year, I sold some of those bonds and replaced them with bonds maturing in five to seven years. As the municipal bond market rallied in the summer and fall, these bonds performed better than shorter-term securities, helping the fund's performance. Despite these alterations, I kept the fund's duration - which is a measure of the fund's sensitivity to interest rate changes - "neutral" relative to the short-intermediate part of the municipal bond market, as represented by the Lehman Brothers index. By that, I mean that the fund wasn't any more or any less sensitive to changes in interest rates than the index. When I bought the longer-term five- to seven-year holdings - which are more sensitive to interest-rate changes than shorter-term bonds - I offset them with securities that matured in less than one year, thereby keeping the fund's duration in line with the market as a whole.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. Some of the fund's biggest winners throughout the year were bonds with credit ratings of Baa - as judged by Moody's Investors Service - which were boosted by favorable supply and demand conditions. Because Baa-rated bonds typically offer the highest yields among municipal bonds deemed "investment-grade," demand for them was strong. Alternatively, the supply of these bonds was limited. As I've discussed in previous reports to shareholders, roughly half of all municipal bonds issued are insured and carry credit ratings of Aaa. Consequently, only a small portion of bonds issued during the past year had Baa-ratings. The upshot was that Baa bond prices generally rose as investors were forced to vie for a limited number of them. Some of the fund's best-performing Baa-rated bonds were those issued by New York City, which benefited from the same trends that benefited the Baa-rated sector as well as from the city's strong economy and improved fiscal situation.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. My disappointments were not a result of what I owned, but from not owning more of some of the stronger performers. For example, bonds issued in California generally performed well during the period. While the fund did benefit from its California holdings, it didn't fully participate in their rally by having more invested there.
Q. WHICH SECTORS OF THE MUNICIPAL MARKET WERE ATTRACTIVE DURING THE
PERIOD?
A. I continued to like general obligation bonds (G0s), which are backed by the full faith and credit - including the taxing power - of the issuer - be it a city, county or state. GOs are repaid by general revenues, includings taxes, and as such tend to do well when the economy is strong and tax receipts rise. That's exactly what happened with New York City bonds. In addition, the fund had a relatively large stake, compared to the overall municipal market, in education bonds. Most of the fund's education bonds were student loan securities that offered attractive yields relative to other bonds with comparable credit ratings and maturities.
Q. WHAT'S AHEAD FOR THE FUND?
A. As always, the direction of interest rates will be the primary factor determining the performance of municipal bonds. At present, it doesn't appear that the market has any firm conviction about whether interest rates are headed higher or lower. Many observers argue that recent economic and fiscal problems in Southeast Asia ultimately will slow the U.S. economy enough to ward off future interest-rate hikes. Others argue that the economy is still strong enough to prompt the Federal Reserve Board to raise interest rates as a guard against inflation. Until those countervailing trends are reconciled, I expect we'll see some continued volatility in the bond markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON MUNICIPAL SUPPLY:
"The amount of new municipal
bonds in a given period can be an
important factor in determining the
market's performance. New-issue
supply has declined over the past
several years and has helped munis
outperform U.S. Treasuries during
the past year. However, if interest
rates continue to fall in 1998 as they
did in the latter portion of 1997,
more municipal issuers may
refinance their older, more
expensive debt at current lower
interest rates, or issue new debt.
Those actions effectively would
increase municipal supply. On the
other hand, if interest rates stay at
current levels or rise, I would
expect supply to remain fairly
stable."

(solid bullet)  Effective January 1, 1998, the
Class A and Class T shares are no
longer available for purchase or
exchange to new accounts pending
a proposed reorganization.
However, existing shareholders
of Class A and Class T can
continue to purchase shares of the
class in which they currently hold
shares.
(solid bullet)  Effective January 1, 1998, the
Institutional Class shares are no
longer available for purchase or
exchange to new accounts pending
a proposed reorganization.
However, existing shareholders
of the Institutional Class can
continue to purchase Institutional
Class shares.
FUND FACTS
GOAL: to seek high current
income exempt from federal
income taxes consistent with
preservation of capital
START DATE: March 16, 1994
SIZE: as of November 30,
1997, more than $23 million
MANAGER: Norm Lind, since
1995; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                 % OF FUND'S    % OF FUND'S INVESTMENTS
                 INVESTMENTS    IN THESE STATES
                                6 MONTHS AGO

TEXAS            16.7           20.5

NEW YORK         11.4           15.4

CALIFORNIA       8.5            7.8

VIRGINIA         6.5            2.1

SOUTH CAROLINA   5.8            5.3

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE SECTORS
                                       6 MONTHS AGO

GENERAL OBLIGATION      35.9           34.0

EDUCATION               21.8           16.1

ELECTRIC REVENUE        14.7           14.7

TRANSPORTATION          5.5            4.5

ESCROWED/PRE-REFUNDED   5.3            11.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.2   3.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.0   2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 56.7%
AA, A 30.5%
BAA 12.8%
SHORT-TERM
INVESTMENTS 0.0%
AAA 53.6%
AA, A 26.3%
BAA 14.3%
SHORT-TERM
INVESTMENTS 5.8%
ROW: 1, COL: 1, VALUE: 0.0
ROW: 1, COL: 2, VALUE: 12.8
ROW: 1, COL: 3, VALUE: 30.5
ROW: 1, COL: 4, VALUE: 56.7
ROW: 1, COL: 1, VALUE: 5.8
ROW: 1, COL: 2, VALUE: 14.3
ROW: 1, COL: 3, VALUE: 26.3
ROW: 1, COL: 4, VALUE: 53.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.7%
Mobile Board of Wtr. & Swr. Commissioners Wtr. Svc. Rev.
9.875% 1/1/98 (Escrowed to Maturity) (b)   $ 175,000 $ 175,802
607148PZ
ALASKA - 1.3%
Alaska Student Loan Corp. Student Loan Rev.
Series A, 5% 7/1/03 (AMBAC Insured) (a)    300,000  305,625  011857EH
CALIFORNIA - 8.5%
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A, 4.45%
8/1/01 (MBIA Insured)    1,000,000  1,011,250  130574AA
Central Valley Fing. Auth. Rev. (Carson Ice-Generation Proj.)
5% 7/1/98    1,000,000  1,004,760  155689AA
  2,016,010
COLORADO - 1.1%
Denver City & County Arpt. Rev. Series A,
6.90% 11/15/98 (a)    250,000  256,283  249181LB
FLORIDA - 2.6%
Dade County Aviation Rev. Rfdg. (Miami Int'l Arpt.)
Series A, 5.25% 10/1/01 (FSA Insured) (a)    500,000  516,875
233455C9
St. Petersburg Excise Tax Rev. Rfdg. 3.80% 10/1/98
(FGIC Insured)    100,000  100,093  793257AE
  616,968
GEORGIA - 2.3%
Georgia Gen. Oblig. Series D, 6.80% 8/1/01    500,000  545,000
373382ZV
INDIANA - 2.3%
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.50% 12/1/01 (AMBAC Insured)   500,000  539,375
455356BE
LOUISIANA - 4.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg.
(Student Loan) Sr. Series A-1, 6.20% 3/1/01    995,000  1,043,506
54640AJY
MAINE - 4.3%
Maine Edl. Loan Marketing Corp. Student Loan Rev. Series A-4,
5.45% 11/1/99 (a)    1,000,000  1,025,000  560409BA
MASSACHUSETTS - 2.1%
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/14/02
(MBIA Insured) LOC BankBoston N.A    300,000  300,000  57585JRR
Nantucket Gen. Oblig. Rfdg.
5% 7/15/03 (MBIA Insured)    200,000  206,250  630191JT
  506,250
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 4.5%
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Mercy Health Services)
Series S, 5.75% 8/15/05   $ 200,000 $ 214,000  59465ELV
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Campbell Proj.)
Series A, 5.50% 1/1/04 (AMBAC Insured)    700,000  736,750  594570FQ
Utica Commty. Schools Bldg. & Site Rfdg.
4.10% 5/1/98 (FGIC Insured)    125,000  125,180  917661SU
  1,075,930
MINNESOTA - 0.7%
Minneapolis Gen. Oblig. (Cap. Appreciation)
Series B, 0% 12/1/02    200,000  161,250  60374AQX
MONTANA - 5.5%
Montana Higher Ed. Student Assistance Corp. Student Loan
Rev. Series B, 6.60% 12/1/99 (a)    1,240,000  1,295,800  612130CP
NEVADA - 2.5%
Clark County School Dist. Series A,
9.75% 6/1/01 (MBIA Insured)    500,000  588,750  181054UB
NEW MEXICO - 1.1%
Albuquerque Arpt. Rev. Rfdg.
6.25% 7/1/00 (AMBAC Insured) (a)    250,000  261,563  013538EK
NEW YORK - 11.4%
New York City Gen. Oblig. Rfdg. Series H,
7.875% 8/1/00    1,000,000  1,090,000  649650TP
New York City Muni. Assistance Corp. Rfdg.
Series E, 5.50% 7/1/00    1,000,000  1,033,750  626190F9
New York State Local Gov't. Assistance Corp. Rfdg.
Series A, 5.50% 4/1/04 (AMBAC Insured)    100,000  105,750  649876SC
New York State Thruway Auth. Svc. Contract
Rev. (Local Hwy. & Bridge):
 5.40% 4/1/03    250,000  258,750  650017DB
  6% 4/1/03    200,000  212,750  650017BR
  2,701,000
NORTH CAROLINA - 3.3%
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg. 5.75% 1/1/02    750,000  780,938  658203QB
OHIO - 1.2%
Columbus Variable Purp. Wtrwks. & Swr.
Impt. Unltd. Tax 12% 5/15/98    270,000  279,680  199488VJ
PENNSYLVANIA - 3.7%
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 5.75% 9/1/99    215,000  219,838  708681AY
Pennsylvania Higher Ed. Facs. Auth. Health Svcs. Rev. Rfdg.
(Penn. Univ.) Series A, 5.125% 1/1/01    650,000  666,250  709172CQ
  886,088
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
SOUTH CAROLINA - 5.8%
South Carolina Gen. Oblig. (State Hwy.)
5.40% 8/1/03   $ 1,300,000 $ 1,374,750  837107JW
TENNESSEE - 3.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg. Series A,
5.25% 2/15/01 (MBIA Insured) (a)    275,000  282,563  586111EB
Metropolitan Gov't Nashville & Davidson County
Series A, 5.125% 11/15/05    505,000  525,200  592013J4
  807,763
TEXAS - 16.7%
Austin Gen. Oblig. Pub. Impt. Ltd. Tax
7% 9/1/01    1,000,000  1,093,750  052394SC
Austin Independent School Dist. School Bldg.
8.125% 8/1/01 (PSF Guaranteed)
(Escrowed to Maturity) (b)    500,000  565,625  052429F5
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg.
Series A-1, 6.05% 12/1/01 (a)    500,000  525,000  106238DE
Deer Park Independent School Dist. Rfdg.
0% 2/15/03 (PSF Guaranteed)    200,000  158,500  244127PN
Northside Independent School Dist. School Bldg.
8.375% 2/1/00 (PSF Guaranteed)    500,000  543,122  6670262Q
San Antonio Gen. Oblig. Rfdg. (Gen. Impt.)
5.50% 8/1/02 (c)    125,000  128,906  796236JF
Texas A&M Univ. Rev. Rfdg. (Fing. Sys.)
5% 5/15/00 (c)    980,000  988,575  882135NZ
  4,003,478
UTAH - 1.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.
(Cap. Appreciation) Series B, 0% 7/1/00 (MBIA Insured)   500,000
448,125  458840ZH
VIRGINIA - 6.5%
Fairfax County Pub. Impt. Series A, 5.50% 6/1/99    1,000,000
1,023,750  303820PY
Virginia Pub. School Auth. School Fing. Series A,
6.20% 1/1/00 (Pre-Refunded to 1/1/00 @ 102) (b)   500,000  530,000
9281764U
  1,553,750
WASHINGTON - 2.2%
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.
(Nuclear Proj. #1) Series A, 7.25% 7/1/99    500,000  523,750
939827LB
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $23,368,945)  $ 23,772,434
LEGEND
15. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
16. Security collateralized by an amount sufficient to pay interest and principal.
17. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 87.2% AAA, AA, A 70.0%
Baa 8.6% BBB  12.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   35.9%
Education    21.8
Electric Revenue   14.7
Transportation    5.5
Escrowed/Pre-Refunded   5.3
Special Tax    5.2
Health Care    5.0
Others (individually less than 5%)    6.6
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997 the aggregate cost of investment securities for income tax purposes was $23,368,945. Net unrealized appreciation aggregated $403,489, of which $406,360 related to appreciated investment securities and $2,871 related to depreciated investment securities.
The fund hereby designates approximately $12,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $23,368,945) -                    $ 23,772,434
SEE ACCOMPANYING SCHEDULE

CASH                                                                        45,833

RECEIVABLE FOR INVESTMENTS SOLD                                             105,395

INTEREST RECEIVABLE                                                         443,524

 TOTAL ASSETS                                                               24,367,186

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,119,035
DELAYED DELIVERY

DISTRIBUTIONS PAYABLE                                         15,097

DISTRIBUTION FEES PAYABLE                                     2,813

ACCRUED MANAGEMENT FEE                                        6,882

OTHER PAYABLES AND ACCRUED EXPENSES                           31,785

 TOTAL LIABILITIES                                                          1,175,612

NET ASSETS                                                                 $ 23,191,574

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 22,746,361

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          41,724
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   403,489

NET ASSETS                                                                 $ 23,191,574


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.20
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($639,381 (DIVIDED BY) 62,680 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $10.20)             $10.36

CLASS T:                                                           $10.21
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,916,347 (DIVIDED BY) 2,147,471 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $10.21)             $10.37

INSTITUTIONAL CLASS:                                               $10.21
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($635,846 (DIVIDED BY) 62,284 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                         $ 1,251,876

EXPENSES

MANAGEMENT FEE                                             $ 99,898

TRANSFER AGENT FEES                                         54,809

DISTRIBUTION FEES                                           37,591

ACCOUNTING FEES AND EXPENSES                                65,365

NON-INTERESTED TRUSTEES' COMPENSATION                       179

CUSTODIAN FEES AND EXPENSES                                 4,383

REGISTRATION FEES                                           58,592

AUDIT                                                       37,671

LEGAL                                                       730

MISCELLANEOUS                                               602

 TOTAL EXPENSES BEFORE REDUCTIONS                           359,820

 EXPENSE REDUCTIONS                                         (130,260)    229,560

NET INTEREST INCOME                                                      1,022,316

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      63,343

 FUTURES CONTRACTS                                          (1,274)      62,069

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  (29,224)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          32,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 1,055,161
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 1,022,316    $ 1,180,079
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 62,069         130,000

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (29,224)       (87,628)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,055,161      1,222,451
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (1,022,316)    (1,180,079)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (86,476)       (83,995)

 TOTAL DISTRIBUTIONS                                      (1,108,792)    (1,264,074)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (7,315,760)    1,194,041

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,369,391)    1,152,418

NET ASSETS

 BEGINNING OF PERIOD                                      30,560,965     29,408,547

 END OF PERIOD                                           $ 23,191,574   $ 30,560,965


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.100

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .406       .100

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .020       .110

 TOTAL FROM INVESTMENT OPERATIONS                      .426       .210

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.406)     (.100)

 FROM NET REALIZED GAIN                                (.030)     -

 TOTAL DISTRIBUTIONS                                   (.436)     (.100)

NET ASSET VALUE, END OF PERIOD                        $ 10.200   $ 10.210

TOTAL RETURN B, C                                      4.28%      2.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 639      $ 186

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% E     .90% A,
                                                                  E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.00%      4.06% A

PORTFOLIO TURNOVER RATE                                41%        62%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.210   $ 10.240   $ 9.770    $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                              .405       .404       .430       .259

 NET REALIZED AND UNREALIZED GAIN (LOSS)          .030       -          .470       (.230)

 TOTAL FROM INVESTMENT OPERATIONS                 .435       .404       .900       .029

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                         (.405)     (.404)     (.430)     (.259)

 FROM NET REALIZED GAIN                           (.030)     (.030)     -          -

 TOTAL DISTRIBUTIONS                              (.435)     (.434)     (.430)     (.259)

NET ASSET VALUE, END OF PERIOD                   $ 10.210   $ 10.210   $ 10.240   $ 9.770

TOTAL RETURN B, C                                 4.37%      4.06%      9.38%      .27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)          $ 21,916   $ 29,887   $ 29,274   $ 16,563

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .90% E     .90% E     .82% E     .75% A,
                                                                                   E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .90%       .89% F     .82%       .75% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE           3.99%      3.97%      4.25%      3.74% A
NET ASSETS

PORTFOLIO TURNOVER RATE                           41%        62%        80%        111% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF OPERATIONS) TO
NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.230   $ 10.070

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .420       .407       .178

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .030       .010       .160

 TOTAL FROM INVESTMENT OPERATIONS                      .450       .417       .338

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.420)     (.407)     (.178)

 FROM NET REALIZED GAIN                                (.030)     (.030)     -

 TOTAL DISTRIBUTIONS                                   (.450)     (.437)     (.178)

NET ASSET VALUE, END OF PERIOD                        $ 10.210   $ 10.210   $ 10.230

TOTAL RETURN B, C                                      4.52%      4.19%      3.37%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 636      $ 487      $ 134

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75% E     .75% E     .75% A,
                                                                             E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          .75%       .74% F     .75% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.14%      4.03%      4.18% A

PORTFOLIO TURNOVER RATE                                41%        62%        80%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


19. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
20. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
21. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $10,461,839 and $16,922,928, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,323,606 and $2,322,332, respectively.
22. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .15%

For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 523      $ 523

CLASS T     37,068     37,068

           $ 37,591   $ 37,591

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,921    $ 1,596

CLASS T     44,628     21,694

           $ 46,549   $ 23,290

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 UMB        $ 1,347    .39

CLASS T                 UMB         51,815    .21

INSTITUTIONAL CLASS     UMB         1,647     .30

                                   $ 54,809

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
23. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,665

CLASS T                .90%           81,498

INSTITUTIONAL CLASS    .75%           19,097

                                     $ 130,260

24. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 18% of the total outstanding shares of the fund.
25. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEARS ENDED NOVEMBER 30,

                            1997                       1996 A

CLASS A

FROM NET INTEREST INCOME    $ 13,958                   $ 1,658

FROM NET REALIZED GAIN       543                        -

TOTAL                       $ 14,501                   $ 1,658

CLASS T

FROM NET INTEREST INCOME    $ 985,656                  $ 1,165,115

FROM NET REALIZED GAIN       84,495                     83,601

TOTAL                       $ 1,070,151                $ 1,248,716

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 22,702                   $ 13,306

FROM NET REALIZED GAIN       1,438                      394

TOTAL                       $ 24,140                   $ 13,700

                            $ 1,108,792                $ 1,264,074

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996 .
26. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1997           1996 A         1997            1996 A



CLASS A                           51,845         18,079        $ 526,388       $ 182,623
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     916            164            9,312           1,669

SHARES REDEEMED                   (8,324)        -              (84,132)        -

NET INCREASE (DECREASE)           44,437         18,243        $ 451,568       $ 184,292

CLASS T                           1,381,485      1,927,010     $ 14,006,050    $ 19,536,753
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     84,689         103,571        859,694         1,051,496

SHARES REDEEMED                   (2,246,722)    (1,962,525)    (22,781,470)    (19,930,259)

NET INCREASE (DECREASE)           (780,548)      68,056        $ (7,915,726)   $ 657,990

INSTITUTIONAL CLASS               59,843         36,423        $ 608,273       $ 370,359
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,125          713            11,437          7,234

SHARES REDEEMED                   (46,406)       (2,548)        (471,312)       (25,834)

NET INCREASE (DECREASE)           14,562         34,588        $ 148,398       $ 351,759


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996
27. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,087

CLASS T                 13,406

INSTITUTIONAL CLASS     17,099

                       $ 58,592

28. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Advisor Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Advisor Intermediate Municipal Income Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on May 4, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of the fund in March, 1998. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 28, 1998.
Effective January 1, 1998, Class A, Class T, and Institutional Class shares are no longer available for purchase or exchange to new accounts pending the proposed reorganization. However, existing shareholders of the Class A, Class T, and Institutional Class can continue to purchase shares of the class which they currently hold. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 16, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/29/97 12/26/97 $__ $.014
Class T 12/29/97 12/26/97 $__ $.014
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 19.53% of the fund's income dividends was subject to the federal alternative minimum tax.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
FUND - CLASS A AND CLASS T
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     15   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    22   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    29   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            30


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -
INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                         PAST 1   LIFE OF
                                                        YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME -           4.52%    19.40%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX           4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE         4.39%    N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 33 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   LIFE OF
                                                   YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME -      4.52%    4.89%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX      4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE    4.39%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 172138 S00000000000001
             FA Short-Int Muni -CL I     LB Municipal Bond
             00606                       LB015
  1994/03/31      10000.00                    10000.00
  1994/04/30      10024.02                    10084.80
  1994/05/31      10041.56                    10172.24
  1994/06/30      10062.58                    10110.08
  1994/07/31      10144.43                    10295.40
  1994/08/31      10177.48                    10331.02
  1994/09/30      10149.37                    10179.36
  1994/10/31      10114.45                     9998.58
  1994/11/30      10049.02                     9817.80
  1994/12/31      10147.71                    10033.89
  1995/01/31      10288.00                    10320.66
  1995/02/28      10395.05                    10620.79
  1995/03/31      10466.04                    10742.82
  1995/04/30      10484.19                    10755.50
  1995/05/31      10629.43                    11098.70
  1995/06/30      10625.69                    11002.15
  1995/07/31      10718.19                    11106.45
  1995/08/31      10821.04                    11247.28
  1995/09/30      10859.18                    11318.47
  1995/10/31      10929.59                    11483.04
  1995/11/30      10988.08                    11673.55
  1995/12/31      11036.88                    11785.73
  1996/01/31      11118.29                    11874.71
  1996/02/29      11121.67                    11794.56
  1996/03/31      11060.20                    11643.82
  1996/04/30      11059.75                    11610.87
  1996/05/31      11083.08                    11606.22
  1996/06/30      11141.78                    11732.62
  1996/07/31      11202.33                    11839.38
  1996/08/31      11208.16                    11836.54
  1996/09/30      11269.05                    12002.25
  1996/10/31      11342.77                    12138.00
  1996/11/30      11448.08                    12360.12
  1996/12/31      11442.14                    12308.21
  1997/01/31      11482.11                    12331.47
  1997/02/28      11541.30                    12444.68
  1997/03/31      11480.29                    12278.79
  1997/04/30      11530.86                    12381.56
  1997/05/31      11606.58                    12567.78
  1997/06/30      11681.58                    12701.63
  1997/07/31      11838.88                    13053.46
  1997/08/31      11798.87                    12931.15
  1997/09/30      11873.50                    13084.65
  1997/10/31      11926.04                    13168.78
  1997/11/28      11965.92                    13246.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 172140 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund
- Institutional Class on March 31, 1994, shortly after the fund started. As the chart shows, by November 30, 1997, the value of the investment would have grown to $11,966 - a 19.66% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,246 - a 32.46% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

      YEARS ENDED NOVEMBER 30,                 MARCH 16, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               NOVEMBER 30,

      1997                       1996   1995   1994


DIVIDEND RETURN         4.22%   4.09%   4.63%   2.57%

CAPITAL APPRECIATION    0.30%   0.10%   4.71%   -2.30%
 RETURN

TOTAL RETURN            4.52%   4.19%   9.34%   0.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.41(CENTS)   21.09(CENTS)   42.00(CENTS)

ANNUALIZED DIVIDEND RATE                 4.07%         4.13%          4.13%

30-DAY ANNUALIZED YIELD                  3.67%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.73%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.20 over the past one month, $10.19 over the past six months and $10.16 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.37% and 5.27%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12-month period that ended November 30, 1997, the fund's Institutional Class shares had a total return of 4.52%. To get a sense of how the fund did relative to its competitors, the short-intermediate municipal debt funds average returned 4.39% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year Municipal Bond Index returned 4.83% for the same one-year period.
Q. HAVE YOU ALTERED YOUR STRATEGY DURING THE YEAR?
A. Yes, in one sense. Early in the year, the fund had significant holdings in bonds with maturities of between one and four years. During that period, the demand for these bonds was strong, helping them to generally outperform other securities in the short-intermediate part of the municipal market. But by mid-year, I sold some of those bonds and replaced them with bonds maturing in five to seven years. As the municipal bond market rallied in the summer and fall, these bonds performed better than shorter-term securities, helping the fund's performance. Despite these alterations, I kept the fund's duration - which is a measure of the fund's sensitivity to interest rate changes - "neutral" relative to the short-intermediate part of the municipal bond market, as represented by the Lehman Brothers index. By that, I mean that the fund wasn't any more or any less sensitive to changes in interest rates than the index. When I bought the longer-term five- to seven-year holdings - which are more sensitive to interest-rate changes than shorter-term bonds - I offset them with securities that matured in less than one year, thereby keeping the fund's duration in line with the market as a whole.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. Some of the fund's biggest winners throughout the year were bonds with credit ratings of Baa - as judged by Moody's Investors Service - which were boosted by favorable supply and demand conditions. Because Baa-rated bonds typically offer the highest yields among municipal bonds deemed "investment-grade," demand for them was strong. Alternatively, the supply of these bonds was limited. As I've discussed in previous reports to shareholders, roughly half of all municipal bonds issued are insured and carry credit ratings of Aaa. Consequently, only a small portion of bonds issued during the past year had Baa-ratings. The upshot was that Baa bond prices generally rose as investors were forced to vie for a limited number of them. Some of the fund's best-performing Baa-rated bonds were those issued by New York City, which benefited from the same trends that benefited the Baa-rated sector as well as from the city's strong economy and improved fiscal situation.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. My disappointments were not a result of what I owned, but from not owning more of some of the stronger performers. For example, bonds issued in California generally performed well during the period. While the fund did benefit from its California holdings, it didn't fully participate in their rally by having more invested there.
Q. WHICH SECTORS OF THE MUNICIPAL MARKET WERE ATTRACTIVE DURING THE
PERIOD?
A. I continued to like general obligation bonds (G0s), which are backed by the full faith and credit - including the taxing power - of the issuer - be it a city, county or state. GOs are repaid by general revenues, includings taxes, and as such tend to do well when the economy is strong and tax receipts rise. That's exactly what happened with New York City bonds. In addition, the fund had a relatively large stake, compared to the overall municipal market, in education bonds. Most of the fund's education bonds were student loan securities that offered attractive yields relative to other bonds with comparable credit ratings and maturities.
Q. WHAT'S AHEAD FOR THE FUND?
A. As always, the direction of interest rates will be the primary factor determining the performance of municipal bonds. At present, it doesn't appear that the market has any firm conviction about whether interest rates are headed higher or lower. Many observers argue that recent economic and fiscal problems in Southeast Asia ultimately will slow the U.S. economy enough to ward off future interest-rate hikes. Others argue that the economy is still strong enough to prompt the Federal Reserve Board to raise interest rates as a guard against inflation. Until those countervailing trends are reconciled, I expect we'll see some continued volatility in the bond markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON MUNICIPAL SUPPLY:
"The amount of new municipal
bonds in a given period can be an
important factor in determining the
market's performance. New-issue
supply has declined over the past
several years and has helped munis
outperform U.S. Treasuries during
the past year. However, if interest
rates continue to fall in 1998 as they
did in the latter portion of 1997,
more municipal issuers may
refinance their older, more
expensive debt at current lower
interest rates, or issue new debt.
Those actions effectively would
increase municipal supply. On the
other hand, if interest rates stay at
current levels or rise, I would
expect supply to remain fairly
stable."

(solid bullet)  Effective January 1, 1998, the
Class A and Class T shares are no
longer available for purchase or
exchange to new accounts pending
a proposed reorganization.
However, existing shareholders
of Class A and Class T can
continue to purchase shares of the
class in which they currently hold
shares.
(solid bullet)  Effective January 1, 1998, the
Institutional Class shares are no
longer available for purchase or
exchange to new accounts pending
a proposed reorganization.
However, existing shareholders
of the Institutional Class can
continue to purchase Institutional
Class shares.
FUND FACTS
GOAL: to seek high current
income exempt from federal
income taxes consistent with
preservation of capital
START DATE: March 16, 1994
SIZE: as of November 30,
1997, more than $23 million
MANAGER: Norm Lind, since
1995; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                 % OF FUND'S    % OF FUND'S INVESTMENTS
                 INVESTMENTS    IN THESE STATES
                                6 MONTHS AGO

TEXAS            16.7           20.5

NEW YORK         11.4           15.4

CALIFORNIA       8.5            7.8

VIRGINIA         6.5            2.1

SOUTH CAROLINA   5.8            5.3

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE SECTORS
                                       6 MONTHS AGO

GENERAL OBLIGATION      35.9           34.0

EDUCATION               21.8           16.1

ELECTRIC REVENUE        14.7           14.7

TRANSPORTATION          5.5            4.5

ESCROWED/PRE-REFUNDED   5.3            11.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.2   3.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.0   2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 56.7%
AA, A 30.5%
BAA 12.8%
SHORT-TERM
INVESTMENTS 0.0%
AAA 53.6%
AA, A 26.3%
BAA 14.3%
SHORT-TERM
INVESTMENTS 5.8%
ROW: 1, COL: 1, VALUE: 0.0
ROW: 1, COL: 2, VALUE: 12.8
ROW: 1, COL: 3, VALUE: 30.5
ROW: 1, COL: 4, VALUE: 56.7
ROW: 1, COL: 1, VALUE: 5.8
ROW: 1, COL: 2, VALUE: 14.3
ROW: 1, COL: 3, VALUE: 26.3
ROW: 1, COL: 4, VALUE: 53.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.7%
Mobile Board of Wtr. & Swr. Commissioners Wtr. Svc. Rev.
9.875% 1/1/98 (Escrowed to Maturity) (b)   $ 175,000 $ 175,802
607148PZ
ALASKA - 1.3%
Alaska Student Loan Corp. Student Loan Rev.
Series A, 5% 7/1/03 (AMBAC Insured) (a)    300,000  305,625  011857EH
CALIFORNIA - 8.5%
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A, 4.45%
8/1/01 (MBIA Insured)    1,000,000  1,011,250  130574AA
Central Valley Fing. Auth. Rev. (Carson Ice-Generation Proj.)
5% 7/1/98    1,000,000  1,004,760  155689AA
  2,016,010
COLORADO - 1.1%
Denver City & County Arpt. Rev. Series A,
6.90% 11/15/98 (a)    250,000  256,283  249181LB
FLORIDA - 2.6%
Dade County Aviation Rev. Rfdg. (Miami Int'l Arpt.)
Series A, 5.25% 10/1/01 (FSA Insured) (a)    500,000  516,875
233455C9
St. Petersburg Excise Tax Rev. Rfdg. 3.80% 10/1/98
(FGIC Insured)    100,000  100,093  793257AE
  616,968
GEORGIA - 2.3%
Georgia Gen. Oblig. Series D, 6.80% 8/1/01    500,000  545,000
373382ZV
INDIANA - 2.3%
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.50% 12/1/01 (AMBAC Insured)   500,000  539,375
455356BE
LOUISIANA - 4.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg.
(Student Loan) Sr. Series A-1, 6.20% 3/1/01    995,000  1,043,506
54640AJY
MAINE - 4.3%
Maine Edl. Loan Marketing Corp. Student Loan Rev. Series A-4,
5.45% 11/1/99 (a)    1,000,000  1,025,000  560409BA
MASSACHUSETTS - 2.1%
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/14/02
(MBIA Insured) LOC BankBoston N.A    300,000  300,000  57585JRR
Nantucket Gen. Oblig. Rfdg.
5% 7/15/03 (MBIA Insured)    200,000  206,250  630191JT
  506,250
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 4.5%
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Mercy Health Services)
Series S, 5.75% 8/15/05   $ 200,000 $ 214,000  59465ELV
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Campbell Proj.)
Series A, 5.50% 1/1/04 (AMBAC Insured)    700,000  736,750  594570FQ
Utica Commty. Schools Bldg. & Site Rfdg.
4.10% 5/1/98 (FGIC Insured)    125,000  125,180  917661SU
  1,075,930
MINNESOTA - 0.7%
Minneapolis Gen. Oblig. (Cap. Appreciation)
Series B, 0% 12/1/02    200,000  161,250  60374AQX
MONTANA - 5.5%
Montana Higher Ed. Student Assistance Corp. Student Loan
Rev. Series B, 6.60% 12/1/99 (a)    1,240,000  1,295,800  612130CP
NEVADA - 2.5%
Clark County School Dist. Series A,
9.75% 6/1/01 (MBIA Insured)    500,000  588,750  181054UB
NEW MEXICO - 1.1%
Albuquerque Arpt. Rev. Rfdg.
6.25% 7/1/00 (AMBAC Insured) (a)    250,000  261,563  013538EK
NEW YORK - 11.4%
New York City Gen. Oblig. Rfdg. Series H,
7.875% 8/1/00    1,000,000  1,090,000  649650TP
New York City Muni. Assistance Corp. Rfdg.
Series E, 5.50% 7/1/00    1,000,000  1,033,750  626190F9
New York State Local Gov't. Assistance Corp. Rfdg.
Series A, 5.50% 4/1/04 (AMBAC Insured)    100,000  105,750  649876SC
New York State Thruway Auth. Svc. Contract
Rev. (Local Hwy. & Bridge):
 5.40% 4/1/03    250,000  258,750  650017DB
  6% 4/1/03    200,000  212,750  650017BR
  2,701,000
NORTH CAROLINA - 3.3%
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg. 5.75% 1/1/02    750,000  780,938  658203QB
OHIO - 1.2%
Columbus Variable Purp. Wtrwks. & Swr.
Impt. Unltd. Tax 12% 5/15/98    270,000  279,680  199488VJ
PENNSYLVANIA - 3.7%
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 5.75% 9/1/99    215,000  219,838  708681AY
Pennsylvania Higher Ed. Facs. Auth. Health Svcs. Rev. Rfdg.
(Penn. Univ.) Series A, 5.125% 1/1/01    650,000  666,250  709172CQ
  886,088
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
SOUTH CAROLINA - 5.8%
South Carolina Gen. Oblig. (State Hwy.)
5.40% 8/1/03   $ 1,300,000 $ 1,374,750  837107JW
TENNESSEE - 3.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg. Series A,
5.25% 2/15/01 (MBIA Insured) (a)    275,000  282,563  586111EB
Metropolitan Gov't Nashville & Davidson County
Series A, 5.125% 11/15/05    505,000  525,200  592013J4
  807,763
TEXAS - 16.7%
Austin Gen. Oblig. Pub. Impt. Ltd. Tax
7% 9/1/01    1,000,000  1,093,750  052394SC
Austin Independent School Dist. School Bldg.
8.125% 8/1/01 (PSF Guaranteed)
(Escrowed to Maturity) (b)    500,000  565,625  052429F5
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg.
Series A-1, 6.05% 12/1/01 (a)    500,000  525,000  106238DE
Deer Park Independent School Dist. Rfdg.
0% 2/15/03 (PSF Guaranteed)    200,000  158,500  244127PN
Northside Independent School Dist. School Bldg.
8.375% 2/1/00 (PSF Guaranteed)    500,000  543,122  6670262Q
San Antonio Gen. Oblig. Rfdg. (Gen. Impt.)
5.50% 8/1/02 (c)    125,000  128,906  796236JF
Texas A&M Univ. Rev. Rfdg. (Fing. Sys.)
5% 5/15/00 (c)    980,000  988,575  882135NZ
  4,003,478
UTAH - 1.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.
(Cap. Appreciation) Series B, 0% 7/1/00 (MBIA Insured)   500,000
448,125  458840ZH
VIRGINIA - 6.5%
Fairfax County Pub. Impt. Series A, 5.50% 6/1/99    1,000,000
1,023,750  303820PY
Virginia Pub. School Auth. School Fing. Series A,
6.20% 1/1/00 (Pre-Refunded to 1/1/00 @ 102) (b)   500,000  530,000
9281764U
  1,553,750
WASHINGTON - 2.2%
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.
(Nuclear Proj. #1) Series A, 7.25% 7/1/99    500,000  523,750
939827LB
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $23,368,945)  $ 23,772,434
LEGEND
18. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
19. Security collateralized by an amount sufficient to pay interest and principal.
20. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 87.2% AAA, AA, A 70.0%
Baa 8.6% BBB  12.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   35.9%
Education    21.8
Electric Revenue   14.7
Transportation    5.5
Escrowed/Pre-Refunded   5.3
Special Tax    5.2
Health Care    5.0
Others (individually less than 5%)    6.6
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997 the aggregate cost of investment securities for income tax purposes was $23,368,945. Net unrealized appreciation aggregated $403,489, of which $406,360 related to appreciated investment securities and $2,871 related to depreciated investment securities.
The fund hereby designates approximately $12,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $23,368,945) -                    $ 23,772,434
SEE ACCOMPANYING SCHEDULE

CASH                                                                        45,833

RECEIVABLE FOR INVESTMENTS SOLD                                             105,395

INTEREST RECEIVABLE                                                         443,524

 TOTAL ASSETS                                                               24,367,186

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,119,035
DELAYED DELIVERY

DISTRIBUTIONS PAYABLE                                         15,097

DISTRIBUTION FEES PAYABLE                                     2,813

ACCRUED MANAGEMENT FEE                                        6,882

OTHER PAYABLES AND ACCRUED EXPENSES                           31,785

 TOTAL LIABILITIES                                                          1,175,612

NET ASSETS                                                                 $ 23,191,574

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 22,746,361

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          41,724
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   403,489

NET ASSETS                                                                 $ 23,191,574


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.20
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($639,381 (DIVIDED BY) 62,680 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $10.20)             $10.36

CLASS T:                                                           $10.21
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,916,347 (DIVIDED BY) 2,147,471 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $10.21)             $10.37

INSTITUTIONAL CLASS:                                               $10.21
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($635,846 (DIVIDED BY) 62,284 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                         $ 1,251,876

EXPENSES

MANAGEMENT FEE                                             $ 99,898

TRANSFER AGENT FEES                                         54,809

DISTRIBUTION FEES                                           37,591

ACCOUNTING FEES AND EXPENSES                                65,365

NON-INTERESTED TRUSTEES' COMPENSATION                       179

CUSTODIAN FEES AND EXPENSES                                 4,383

REGISTRATION FEES                                           58,592

AUDIT                                                       37,671

LEGAL                                                       730

MISCELLANEOUS                                               602

 TOTAL EXPENSES BEFORE REDUCTIONS                           359,820

 EXPENSE REDUCTIONS                                         (130,260)    229,560

NET INTEREST INCOME                                                      1,022,316

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      63,343

 FUTURES CONTRACTS                                          (1,274)      62,069

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  (29,224)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          32,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 1,055,161
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 1,022,316    $ 1,180,079
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 62,069         130,000

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (29,224)       (87,628)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,055,161      1,222,451
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (1,022,316)    (1,180,079)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (86,476)       (83,995)

 TOTAL DISTRIBUTIONS                                      (1,108,792)    (1,264,074)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (7,315,760)    1,194,041

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,369,391)    1,152,418

NET ASSETS

 BEGINNING OF PERIOD                                      30,560,965     29,408,547

 END OF PERIOD                                           $ 23,191,574   $ 30,560,965


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.100

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .406       .100

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .020       .110

 TOTAL FROM INVESTMENT OPERATIONS                      .426       .210

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.406)     (.100)

 FROM NET REALIZED GAIN                                (.030)     -

 TOTAL DISTRIBUTIONS                                   (.436)     (.100)

NET ASSET VALUE, END OF PERIOD                        $ 10.200   $ 10.210

TOTAL RETURN B, C                                      4.28%      2.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 639      $ 186

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% E     .90% A,
                                                                  E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.00%      4.06% A

PORTFOLIO TURNOVER RATE                                41%        62%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.210   $ 10.240   $ 9.770    $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                              .405       .404       .430       .259

 NET REALIZED AND UNREALIZED GAIN (LOSS)          .030       -          .470       (.230)

 TOTAL FROM INVESTMENT OPERATIONS                 .435       .404       .900       .029

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                         (.405)     (.404)     (.430)     (.259)

 FROM NET REALIZED GAIN                           (.030)     (.030)     -          -

 TOTAL DISTRIBUTIONS                              (.435)     (.434)     (.430)     (.259)

NET ASSET VALUE, END OF PERIOD                   $ 10.210   $ 10.210   $ 10.240   $ 9.770

TOTAL RETURN B, C                                 4.37%      4.06%      9.38%      .27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)          $ 21,916   $ 29,887   $ 29,274   $ 16,563

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .90% E     .90% E     .82% E     .75% A,
                                                                                   E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .90%       .89% F     .82%       .75% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE           3.99%      3.97%      4.25%      3.74% A
NET ASSETS

PORTFOLIO TURNOVER RATE                           41%        62%        80%        111% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF OPERATIONS) TO
NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.230   $ 10.070

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .420       .407       .178

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .030       .010       .160

 TOTAL FROM INVESTMENT OPERATIONS                      .450       .417       .338

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.420)     (.407)     (.178)

 FROM NET REALIZED GAIN                                (.030)     (.030)     -

 TOTAL DISTRIBUTIONS                                   (.450)     (.437)     (.178)

NET ASSET VALUE, END OF PERIOD                        $ 10.210   $ 10.210   $ 10.230

TOTAL RETURN B, C                                      4.52%      4.19%      3.37%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 636      $ 487      $ 134

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75% E     .75% E     .75% A,
                                                                             E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          .75%       .74% F     .75% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.14%      4.03%      4.18% A

PORTFOLIO TURNOVER RATE                                41%        62%        80%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


29. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
30. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
31. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $10,461,839 and $16,922,928, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,323,606 and $2,322,332, respectively.
32. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .15%

For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 523      $ 523

CLASS T     37,068     37,068

           $ 37,591   $ 37,591

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,921    $ 1,596

CLASS T     44,628     21,694

           $ 46,549   $ 23,290

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 UMB        $ 1,347    .39

CLASS T                 UMB         51,815    .21

INSTITUTIONAL CLASS     UMB         1,647     .30

                                   $ 54,809

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
33. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,665

CLASS T                .90%           81,498

INSTITUTIONAL CLASS    .75%           19,097

                                     $ 130,260

34. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 18% of the total outstanding shares of the fund.
35. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEARS ENDED NOVEMBER 30,

                            1997                       1996 A

CLASS A

FROM NET INTEREST INCOME    $ 13,958                   $ 1,658

FROM NET REALIZED GAIN       543                        -

TOTAL                       $ 14,501                   $ 1,658

CLASS T

FROM NET INTEREST INCOME    $ 985,656                  $ 1,165,115

FROM NET REALIZED GAIN       84,495                     83,601

TOTAL                       $ 1,070,151                $ 1,248,716

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 22,702                   $ 13,306

FROM NET REALIZED GAIN       1,438                      394

TOTAL                       $ 24,140                   $ 13,700

                            $ 1,108,792                $ 1,264,074

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996 .
36. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1997           1996 A         1997            1996 A



CLASS A                           51,845         18,079        $ 526,388       $ 182,623
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     916            164            9,312           1,669

SHARES REDEEMED                   (8,324)        -              (84,132)        -

NET INCREASE (DECREASE)           44,437         18,243        $ 451,568       $ 184,292

CLASS T                           1,381,485      1,927,010     $ 14,006,050    $ 19,536,753
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     84,689         103,571        859,694         1,051,496

SHARES REDEEMED                   (2,246,722)    (1,962,525)    (22,781,470)    (19,930,259)

NET INCREASE (DECREASE)           (780,548)      68,056        $ (7,915,726)   $ 657,990

INSTITUTIONAL CLASS               59,843         36,423        $ 608,273       $ 370,359
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,125          713            11,437          7,234

SHARES REDEEMED                   (46,406)       (2,548)        (471,312)       (25,834)

NET INCREASE (DECREASE)           14,562         34,588        $ 148,398       $ 351,759


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996
37. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,087

CLASS T                 13,406

INSTITUTIONAL CLASS     17,099

                       $ 58,592

38. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Advisor Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Advisor Intermediate Municipal Income Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on May 4, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of the fund in March, 1998. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 28, 1998.
Effective January 1, 1998, Class A, Class T, and Institutional Class shares are no longer available for purchase or exchange to new accounts pending the proposed reorganization. However, existing shareholders of the Class A, Class T, and Institutional Class can continue to purchase shares of the class which they currently hold. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 16, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/29/97 12/26/97 $__ $.014
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 19.53% of the fund's income dividends was subject to the federal alternative minimum tax. INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)